MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (7.9%)
Activision Blizzard, Inc.	2,192	187,613
Alphabet, Inc. Cl A*	18,334	1,901,786
Alphabet, Inc. Cl C*	15,983	1,662,232
AT&T, Inc.	21,941	422,364
Charter Communications, Inc. Cl A*	325	116,223
Comcast Corp. Cl A	12,949	490,896
DISH Network Corp. Cl A*	773	7,212
Electronic Arts, Inc.	802	96,601
Fox Corp. Cl A	914	31,122
Fox Corp. Cl B	425	13,307
Interpublic Group of Cos., Inc.	1,195	44,502
Live Nation Entertainment, Inc.*	439	30,730
Match Group, Inc.*	859	32,977
Meta Platforms, Inc. Cl A*	6,852	1,452,213
Netflix, Inc.*	1,370	473,308
News Corp. Cl A	1,177	20,327
News Corp. Cl B	362	6,310
Omnicom Group, Inc.	624	58,868
Paramount Global Cl B	1,554	34,670
Take-Two Interactive Software, Inc.*	488	58,218
T-Mobile US, Inc.*	1,824	264,188
Verizon Communications, Inc.	12,928	502,770
Walt Disney Co.*	5,623	563,031
Warner Bros Discovery, Inc.*	6,802	102,710

		8,574,178

CONSUMER DISCRETIONARY (9.9%)
Advance Auto Parts, Inc.	183	22,255
Amazon.com, Inc.*	27,442	2,834,484
Aptiv PLC*	834	93,566
AutoZone, Inc.*	58	142,573
Bath & Body Works, Inc.	703	25,716
Best Buy Co., Inc.	607	47,510
Booking Hldgs., Inc.*	120	318,289
BorgWarner, Inc.	720	35,359
Caesars Entertainment, Inc.*	660	32,215
CarMax, Inc.*	486	31,240
Carnival Corp.*	3,084	31,303
Chipotle Mexican Grill, Inc. Cl A*	86	146,913
Darden Restaurants, Inc.	375	58,185
Domino’s Pizza, Inc.	109	35,956
DR Horton, Inc.	961	93,880
eBay, Inc.	1,670	74,098
Etsy, Inc.*	386	42,973
Expedia Group, Inc.*	456	44,246
Ford Motor Co.	12,053	151,868
Garmin Ltd.	471	47,533
General Motors Co.	4,294	157,504
Genuine Parts Co.	433	72,445
Hasbro, Inc.	399	21,422
Hilton Worldwide Hldgs., Inc.	821	115,654
Home Depot, Inc.	3,138	926,086
Las Vegas Sands Corp.*	1,011	58,082
Lennar Corp. Cl A	781	82,091
LKQ Corp.	781	44,330
Lowe’s Cos., Inc.	1,862	372,344
Marriott International, Inc. Cl A	828	137,481
McDonald’s Corp.	2,254	630,241
MGM Resorts International	969	43,043
Mohawk Industries, Inc.*	162	16,236
Newell Brands, Inc.	1,158	14,405
NIKE, Inc. Cl B	3,835	470,324
Norwegian Cruise Line Hldgs. Ltd.*	1,297	17,445
NVR, Inc.*	10	55,722
O’Reilly Automotive, Inc.*	192	163,004
Pool Corp.	120	41,093
PulteGroup, Inc.	695	40,505
Ralph Lauren Corp. Cl A	127	14,817
Ross Stores, Inc.	1,061	112,604
Royal Caribbean Cruises Ltd.*	675	44,077
Starbucks Corp.	3,537	368,308
Tapestry, Inc.	727	31,341

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Tesla, Inc.*	8,278	1,717,354
TJX Cos., Inc.	3,557	278,726
Tractor Supply Co.	340	79,914
Ulta Beauty, Inc.*	157	85,670
VF Corp.	1,016	23,277
Whirlpool Corp.	167	22,047
Wynn Resorts Ltd.*	317	35,475
Yum! Brands, Inc.	862	113,853

		10,717,082

CONSUMER STAPLES (7.0%)
Altria Group, Inc.	5,497	245,276
Archer-Daniels-Midland Co.	1,685	134,227
Brown-Forman Corp. Cl B	562	36,120
Bunge Ltd.	461	44,035
Campbell Soup Co.	617	33,923
Church & Dwight Co., Inc.	750	66,307
Clorox Co.	380	60,131
Coca-Cola Co.	11,980	743,119
Colgate-Palmolive Co.	2,570	193,135
Conagra Brands, Inc.	1,468	55,138
Constellation Brands, Inc. Cl A	499	112,719
Costco Wholesale Corp.	1,365	678,228
Dollar General Corp.	689	145,007
Dollar Tree, Inc.*	641	92,016
Estee Lauder Cos., Inc. Cl A	713	175,726
General Mills, Inc.	1,815	155,110
Hershey Co.	452	114,993
Hormel Foods Corp.	891	35,533
J M Smucker Co.	328	51,617
Kellogg Co.	787	52,698
Keurig Dr Pepper, Inc.	2,615	92,257
Kimberly-Clark Corp.	1,038	139,320
Kraft Heinz Co.	2,450	94,742
Kroger Co.	2,005	98,987
Lamb Weston Hldgs., Inc.	442	46,198
McCormick & Co., Inc.	771	64,155
Molson Coors Beverage Co. Cl B	578	29,871
Mondelez International, Inc. Cl A	4,196	292,545
Monster Beverage Corp.*	2,344	126,599
PepsiCo, Inc.	4,239	772,770
Philip Morris International, Inc.	4,771	463,980
Procter & Gamble Co.	7,262	1,079,787
Sysco Corp.	1,562	120,633
Target Corp.	1,416	234,532
Tyson Foods, Inc. Cl A	880	52,202
Walgreens Boots Alliance, Inc.	2,204	76,214
Walmart, Inc.	4,317	636,542

		7,646,392

ENERGY (4.5%)
APA Corp.	989	35,663
Baker Hughes Co. Cl A	3,096	89,351
Chevron Corp.	5,476	893,464
ConocoPhillips	3,768	373,823
Coterra Energy, Inc.	2,427	59,559
Devon Energy Corp.	2,012	101,827
Diamondback Energy, Inc.	565	76,371
EOG Resources, Inc.	1,808	207,251
EQT Corp.	1,129	36,027
Exxon Mobil Corp.	12,676	1,390,050
Halliburton Co.	2,783	88,054
Hess Corp.	854	113,018
Kinder Morgan, Inc.	6,089	106,618
Marathon Oil Corp.	1,954	46,818
Marathon Petroleum Corp.	1,398	188,492
Occidental Petroleum Corp.	2,238	139,718
ONEOK, Inc.	1,375	87,368
Phillips 66	1,435	145,480
Pioneer Natural Resources Co.	731	149,300
Schlumberger N.V.	4,371	214,616
Targa Resources Corp.	696	50,773
Valero Energy Corp.	1,186	165,566
Williams Cos., Inc.	3,749	111,945

		4,871,152

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FINANCIALS (13.4%)
Aflac, Inc.	1,724	111,232
Allstate Corp.	810	89,756
American Express Co.	1,833	302,353
American International Group, Inc.	2,287	115,173
Ameriprise Financial, Inc.	325	99,612
Aon PLC Cl A	633	199,579
Arch Capital Group Ltd.*	1,138	77,236
Arthur J. Gallagher & Co.	652	124,734
Assurant, Inc.	162	19,451
Bank of America Corp.	21,484	614,442
Bank of New York Mellon Corp.	2,264	102,876
Berkshire Hathaway, Inc. Cl B*	5,546	1,712,438
BlackRock, Inc. Cl A	461	308,464
Brown & Brown, Inc.	723	41,515
Capital One Financial Corp.	1,173	112,796
Cboe Global Markets, Inc.	326	43,762
Charles Schwab Corp.	4,695	245,924
Chubb Ltd.	1,277	247,968
Cincinnati Financial Corp.	483	54,135
Citigroup, Inc.	5,962	279,558
Citizens Financial Group, Inc.	1,515	46,011
CME Group, Inc. Cl A	1,107	212,013
Comerica, Inc.	403	17,498
Discover Financial Svcs.	822	81,246
Everest Re Group Ltd.	121	43,320
FactSet Research Systems, Inc.	117	48,566
Fidelity National Information Svcs., Inc.	1,826	99,207
Fifth Third Bancorp	2,104	56,051
First Republic Bank	571	7,988
Fiserv, Inc.*	1,954	220,861
FleetCor Technologies, Inc.*	227	47,863
Franklin Resources, Inc.	877	23,626
Global Payments, Inc.	810	85,244
Globe Life, Inc.	278	30,586
Goldman Sachs Group, Inc.	1,042	340,849
Hartford Financial Svcs. Group, Inc.	970	67,599
Huntington Bancshares, Inc.	4,442	49,750
Intercontinental Exchange, Inc.	1,720	179,379
Invesco Ltd.	1,399	22,944
iShares Core S&P 500 ETF	2,051	843,125
Jack Henry & Associates, Inc.	224	33,761
JPMorgan Chase & Co.	9,029	1,176,569
KeyCorp.	2,872	35,957
Lincoln National Corp.	474	10,651
Loews Corp.	601	34,870
M&T Bank Corp.	522	62,416
MarketAxess Hldgs., Inc.	116	45,390
Marsh & McLennan Cos., Inc.	1,523	253,656
Mastercard, Inc. Cl A	2,598	944,139
MetLife, Inc.	2,028	117,502
Moody’s Corp.	484	148,114
Morgan Stanley	4,022	353,132
MSCI, Inc. Cl A	246	137,684
Nasdaq, Inc.	1,043	57,021
Northern Trust Corp.	641	56,491
PayPal Hldgs., Inc.*	3,483	264,499
PNC Financial Svcs. Group, Inc.	1,235	156,969
Principal Financial Group, Inc.	700	52,024
Progressive Corp.	1,800	257,508
Prudential Financial, Inc.	1,132	93,662
Raymond James Financial, Inc.	596	55,589
Regions Financial Corp.	2,875	53,360
S&P Global, Inc.	1,014	349,597
State Street Corp.	1,075	81,367
Synchrony Financial	1,346	39,142
T. Rowe Price Group, Inc.	690	77,901
Travelers Cos., Inc.	712	122,044
Truist Financial Corp.	4,084	139,264
U.S. Bancorp	4,288	154,582
Visa, Inc. Cl A	5,002	1,127,751
Wells Fargo & Co.	11,729	438,430
Willis Towers Watson PLC	329	76,453
WR Berkley Corp.	628	39,099
Zions Bancorporation	460	13,768

		14,487,092

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

HEALTH CARE (13.9%)
Abbott Laboratories	5,367	543,462
AbbVie, Inc.	5,443	867,451
Agilent Technologies, Inc.	910	125,889
Align Technology, Inc.*	223	74,513
AmerisourceBergen Corp.	498	79,735
Amgen, Inc.	1,643	397,195
Baxter International, Inc.	1,553	62,990
Becton Dickinson & Co.	874	216,350
Biogen, Inc.*	443	123,167
Bio-Rad Laboratories, Inc. Cl A*	66	31,615
Bio-Techne Corp.	484	35,908
Boston Scientific Corp.*	4,408	220,532
Bristol-Myers Squibb Co.	6,544	453,565
Cardinal Health, Inc.	794	59,947
Catalent, Inc.*	554	36,403
Centene Corp.*	1,696	107,204
Charles River Laboratories International, Inc.*	157	31,686
Cigna Group	920	235,088
Cooper Cos., Inc.	152	56,751
CVS Health Corp.	3,953	293,747
Danaher Corp.	2,017	508,365
DaVita, Inc.*	169	13,708
DENTSPLY SIRONA, Inc.	661	25,964
Dexcom, Inc.*	1,189	138,138
Edwards Lifesciences Corp.*	1,903	157,435
Elevance Health, Inc.	735	337,960
Eli Lilly & Co.	2,427	833,480
GE HealthCare Technologies, Inc.*	1,118	91,710
Gilead Sciences, Inc.	3,839	318,522
HCA Healthcare, Inc.	652	171,919
Henry Schein, Inc.*	417	34,002
Hologic, Inc.*	759	61,251
Humana, Inc.	385	186,902
IDEXX Laboratories, Inc.*	254	127,020
Illumina, Inc.*	484	112,554
Incyte Corp.*	569	41,122
Insulet Corp.*	213	67,939
Intuitive Surgical, Inc.*	1,079	275,652
IQVIA Hldgs., Inc.*	571	113,566
Johnson & Johnson	8,047	1,247,285
Laboratory Corp. of America Hldgs.	272	62,402
McKesson Corp.	422	150,253
Medtronic PLC	4,094	330,058
Merck & Co., Inc.	7,804	830,268
Mettler-Toledo International, Inc.*	69	105,585
Moderna, Inc.*	1,017	156,191
Molina Healthcare, Inc.*	179	47,881
Organon & Co.	782	18,393
PerkinElmer, Inc.	388	51,705
Pfizer, Inc.	17,279	704,983
Quest Diagnostics, Inc.	342	48,386
Regeneron Pharmaceuticals, Inc.*	330	271,151
ResMed, Inc.	452	98,983
STERIS PLC	306	58,532
Stryker Corp.	1,037	296,032
Teleflex, Inc.	145	36,730
Thermo Fisher Scientific, Inc.	1,207	695,679
UnitedHealth Group, Inc.	2,876	1,359,169
Universal Health Svcs., Inc. Cl B	197	25,039
Vertex Pharmaceuticals, Inc.*	791	249,220
Viatris, Inc.	3,732	35,902
Waters Corp.*	182	56,353
West Pharmaceutical Svcs., Inc.	227	78,649
Zimmer Biomet Hldgs., Inc.	645	83,334
Zoetis, Inc. Cl A	1,434	238,675

		15,007,245

INDUSTRIALS (8.4%)
3M Co.	1,695	178,161
Alaska Air Group, Inc.*	392	16,448
Allegion PLC	270	28,817
American Airlines Group, Inc.*	2,002	29,530
AMETEK, Inc.	706	102,603
AO Smith Corp.	390	26,969
Automatic Data Processing, Inc.	1,275	283,853
Boeing Co.*	1,731	367,716

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Broadridge Financial Solutions, Inc.	362	53,058
Carrier Global Corp.	2,568	117,486
Caterpillar, Inc.	1,601	366,373
CH Robinson Worldwide, Inc.	362	35,972
Cintas Corp.	265	122,610
Copart, Inc.*	1,319	99,202
CoStar Group, Inc.*	1,251	86,131
CSX Corp.	6,471	193,742
Cummins, Inc.	434	103,674
Deere & Co.	833	343,929
Delta Air Lines, Inc.*	1,973	68,897
Dover Corp.	431	65,486
Eaton Corp. PLC	1,224	209,720
Emerson Electric Co.	1,759	153,279
Equifax, Inc.	377	76,471
Expeditors International of Washington, Inc.	489	53,849
Fastenal Co.	1,758	94,827
FedEx Corp.	715	163,370
Fortive Corp.	1,086	74,033
Generac Hldgs., Inc.*	195	21,062
General Dynamics Corp.	692	157,921
General Electric Co.	3,354	320,642
Honeywell International, Inc.	2,057	393,134
Howmet Aerospace, Inc.	1,133	48,005
Huntington Ingalls Industries, Inc.	123	25,463
IDEX Corp.	232	53,599
Illinois Tool Works, Inc.	855	208,150
Ingersoll Rand, Inc.	1,246	72,492
Jacobs Solutions, Inc.	391	45,946
JB Hunt Transport Svcs., Inc.	255	44,742
Johnson Controls International PLC	2,115	127,365
L-3 Harris Technologies, Inc.	586	114,997
Leidos Hldgs., Inc.	420	38,665
Lockheed Martin Corp.	700	330,911
Masco Corp.	693	34,456
Nordson Corp.	165	36,673
Norfolk Southern Corp.	702	148,824
Northrop Grumman Corp.	443	204,542
Old Dominion Freight Line, Inc.	278	94,754
Otis Worldwide Corp.	1,278	107,863
PACCAR, Inc.	1,606	117,559
Parker-Hannifin Corp.	394	132,427
Paychex, Inc.	987	113,100
Pentair PLC	506	27,967
Quanta Svcs., Inc.	439	73,155
Raytheon Technologies Corp.	4,510	441,664
Republic Svcs., Inc. Cl A	632	85,459
Robert Half International, Inc.	332	26,749
Rockwell Automation, Inc.	353	103,588
Rollins, Inc.	712	26,721
Snap-on, Inc.	164	40,490
Southwest Airlines Co.	1,829	59,516
Stanley Black & Decker, Inc.	455	36,664
Textron, Inc.	642	45,344
Trane Technologies PLC	706	129,890
TransDigm Group, Inc.	159	117,191
Union Pacific Corp.	1,884	379,174
United Airlines Hldgs., Inc.*	1,006	44,516
United Parcel Svc., Inc. Cl B	2,246	435,702
United Rentals, Inc.	213	84,297
Verisk Analytics, Inc. Cl A	481	92,285
Waste Management, Inc.	1,144	186,667
Westinghouse Air Brake Technologies Corp.	559	56,493
WW Grainger, Inc.	139	95,745
Xylem, Inc.	554	58,004

		9,156,779

INFORMATION TECHNOLOGY (25.5%)
Accenture PLC Cl A	1,938	553,900
Adobe, Inc.*	1,410	543,372
Advanced Micro Devices, Inc.*	4,963	486,424
Akamai Technologies, Inc.*	484	37,897
Amphenol Corp. Cl A	1,830	149,548
Analog Devices, Inc.	1,561	307,860
ANSYS, Inc.*	268	89,190
Apple, Inc.	45,782	7,549,452

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Applied Materials, Inc.	2,596	318,867
Arista Networks, Inc.*	761	127,741
Autodesk, Inc.*	664	138,218
Broadcom, Inc.	1,286	825,020
Cadence Design Systems, Inc.*	844	177,316
CDW Corp.	416	81,074
Ceridian HCM Hldg., Inc.*	473	34,633
Cisco Systems, Inc.	12,645	661,017
Cognizant Technology Solutions Corp. Cl A	1,567	95,477
Corning, Inc.	2,343	82,661
DXC Technology Co.*	701	17,918
Enphase Energy, Inc.*	418	87,897
EPAM Systems, Inc.*	177	52,923
F5, Inc.*	185	26,953
Fair Isaac Corp.*	77	54,107
First Solar, Inc.*	305	66,338
Fortinet, Inc.*	1,996	132,654
Gartner, Inc.*	243	79,162
Gen Digital, Inc.	1,751	30,047
Hewlett Packard Enterprise Co.	3,946	62,860
HP, Inc.	2,661	78,100
Intel Corp.	12,734	416,020
International Business Machines Corp.	2,783	364,823
Intuit, Inc.	865	385,643
Juniper Networks, Inc.	997	34,317
Keysight Technologies, Inc.*	549	88,653
KLA Corp.	427	170,446
Lam Research Corp.	416	220,530
Microchip Technology, Inc.	1,687	141,337
Micron Technology, Inc.	3,358	202,622
Microsoft Corp.	22,913	6,605,818
Monolithic Power Systems, Inc.	137	68,574
Motorola Solutions, Inc.	514	147,071
NetApp, Inc.	664	42,396
NVIDIA Corp.	7,573	2,103,552
NXP Semiconductors N.V.	797	148,621
ON Semiconductor Corp.*	1,329	109,403
Oracle Corp.	4,730	439,512
Paycom Software, Inc.*	149	45,297
PTC, Inc.*	327	41,931
Qorvo, Inc.*	308	31,284
QUALCOMM, Inc.	3,433	437,982
Roper Technologies, Inc.	326	143,665
Salesforce, Inc.*	3,078	614,923
Seagate Technology Hldgs. PLC	591	39,077
ServiceNow, Inc.*	624	289,985
Skyworks Solutions, Inc.	490	57,810
SolarEdge Technologies, Inc.*	172	52,279
Synopsys, Inc.*	469	181,151
TE Connectivity Ltd.	975	127,871
Teledyne Technologies, Inc.*	144	64,420
Teradyne, Inc.	479	51,497
Texas Instruments, Inc.	2,789	518,782
Trimble, Inc.*	759	39,787
Tyler Technologies, Inc.*	128	45,394
VeriSign, Inc.*	282	59,595
Western Digital Corp.*	982	36,992
Zebra Technologies Corp. Cl A*	159	50,562

		27,568,248

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	683	196,164
Albemarle Corp.	360	79,574
Amcor PLC	4,573	52,041
Avery Dennison Corp.	249	44,554
Ball Corp.	966	53,236
Celanese Corp. Cl A	307	33,429
CF Industries Hldgs., Inc.	603	43,712
Corteva, Inc.	2,194	132,320
Dow, Inc.	2,169	118,905
DuPont de Nemours, Inc.	1,411	101,268
Eastman Chemical Co.	366	30,868
Ecolab, Inc.	762	126,134
FMC Corp.	387	47,264
Freeport-McMoRan, Inc.	4,399	179,963
International Flavors & Fragrances, Inc.	784	72,097

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

International Paper Co.	1,094	39,450
Linde PLC	1,517	539,203
LyondellBasell Industries N.V. Cl A	781	73,328
Martin Marietta Materials, Inc.	191	67,816
Mosaic Co.	1,048	48,082
Newmont Corp.	2,443	119,756
Nucor Corp.	779	120,332
Packaging Corp. of America	284	39,428
PPG Industries, Inc.	723	96,578
Sealed Air Corp.	445	20,430
Sherwin-Williams Co.	725	162,958
Steel Dynamics, Inc.	513	58,000
Vulcan Materials Co.	409	70,168
Westrock Co.	783	23,858

		2,790,916

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	484	60,786
American Tower Corp.	1,433	292,819
AvalonBay Communities, Inc.	430	72,266
Boston Properties, Inc.	439	23,759
Camden Property Trust	339	35,541
CBRE Group, Inc. Cl A*	972	70,771
Crown Castle, Inc.	1,332	178,275
Digital Realty Trust, Inc.	885	87,004
Equinix, Inc.	284	204,775
Equity Residential	1,048	62,880
Essex Property Trust, Inc.	199	41,619
Extra Space Storage, Inc.	412	67,127
Federal Realty Investment Trust	225	22,237
Healthpeak Properties, Inc.	1,683	36,975
Host Hotels & Resorts, Inc.	2,201	36,294
Invitation Homes, Inc.	1,787	55,808
Iron Mountain, Inc.	894	47,302
Kimco Realty Corp.	1,903	37,166
Mid-America Apartment Communities, Inc.	355	53,619
Prologis, Inc.	2,841	354,472
Public Storage	486	146,840
Realty Income Corp.	1,930	122,208
Regency Centers Corp.	474	28,999
SBA Communications Corp. Cl A	332	86,675
Simon Property Group, Inc.	1,006	112,642
UDR, Inc.	951	39,048
Ventas, Inc.	1,231	53,364
VICI Properties, Inc.	3,089	100,763
Welltower, Inc.	1,454	104,237
Weyerhaeuser Co.	2,256	67,973

		2,704,244

UTILITIES (2.8%)
AES Corp.	2,056	49,508
Alliant Energy Corp.	772	41,225
Ameren Corp.	795	68,680
American Electric Power Co., Inc.	1,581	143,855
American Water Works Co., Inc.	593	86,869
Atmos Energy Corp.	440	49,438
CenterPoint Energy, Inc.	1,937	57,064
CMS Energy Corp.	896	54,996
Consolidated Edison, Inc.	1,092	104,472
Constellation Energy Corp.	1,006	78,971
Dominion Energy, Inc.	2,565	143,409
DTE Energy Co.	596	65,286
Duke Energy Corp.	2,370	228,634
Edison International	1,175	82,943
Entergy Corp.	626	67,445
Evergy, Inc.	706	43,151
Eversource Energy	1,072	83,895
Exelon Corp.	3,058	128,100
FirstEnergy Corp.	1,671	66,940
NextEra Energy, Inc.	6,116	471,421
NiSource, Inc.	1,250	34,950
NRG Energy, Inc.	709	24,312
PG&E Corp.*	4,956	80,138
Pinnacle West Capital Corp.	348	27,576
PPL Corp.	2,266	62,972
Public Svc. Enterprise Group, Inc.	1,535	95,861
Sempra Energy	967	146,172

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Southern Co.	3,351	233,163
WEC Energy Group, Inc.	970	91,946
Xcel Energy, Inc.	1,684	113,569

		3,026,961

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $91,042,179) 98.4%		106,550,289

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill	A-1+	4.33	05/16/23	200,000	198,925
U.S. Treasury Bill (1)	A-1+	4.60	04/20/23	200,000	199,520

					398,445

U.S. GOVERNMENT AGENCIES (1.0%)
FHLMC	A-1+	3.90	04/03/23	1,100,000	1,099,762

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,498,207) 1.4%					1,498,207

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		4.08	04/03/23	73,162	73,162

TOTAL TEMPORARY CASH INVESTMENT (Cost: $73,162) 0.1%					73,162

TOTAL INVESTMENTS (Cost: $92,613,548) 99.9%					108,121,658

OTHER NET ASSETS 0.1%					115,843

NET ASSETS 100.0%					$108,237,501

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (5.5%)
Activision Blizzard, Inc.	181	15,492
Alphabet, Inc. Cl A*	1,516	157,255
Alphabet, Inc. Cl C*	1,322	137,488
AT&T, Inc.	1,814	34,920
Charter Communications, Inc. Cl A*	27	9,655
Comcast Corp. Cl A	1,071	40,602
DISH Network Corp. Cl A*	64	597
EchoStar Corp. Cl A*	706	12,913
Electronic Arts, Inc.	66	7,950
Fox Corp. Cl A	549	18,693
Fox Corp. Cl B	36	1,127
Interpublic Group of Cos., Inc.	99	3,687
Iridium Communications, Inc.	160	9,909
Live Nation Entertainment, Inc.*	37	2,590
Match Group, Inc.*	72	2,764
Meta Platforms, Inc. Cl A*	567	120,170
Netflix, Inc.*	113	39,039
News Corp. Cl A	97	1,675
News Corp. Cl B	31	540
Omnicom Group, Inc.	52	4,906
Paramount Global Cl B	129	2,878
Take-Two Interactive Software, Inc.*	307	36,625
TEGNA, Inc.	2,100	35,511
T-Mobile US, Inc.*	151	21,871
Verizon Communications, Inc.	1,069	41,573
Walt Disney Co.*	465	46,560
Warner Bros Discovery, Inc.*	1,136	17,154

		824,144

CONSUMER DISCRETIONARY (10.3%)
Advance Auto Parts, Inc.	16	1,946
Amazon.com, Inc.*	2,269	234,365
Aptiv PLC*	156	17,502
AutoZone, Inc.*	27	66,370
Bath & Body Works, Inc.	59	2,158
Best Buy Co., Inc.	50	3,914
Bloomin’ Brands, Inc.	1,870	47,966
Booking Hldgs., Inc.*	10	26,524
BorgWarner, Inc.	60	2,947
Bright Horizons Family Solutions, Inc.*	124	9,547
Burlington Stores, Inc.*	42	8,488
Caesars Entertainment, Inc.*	310	15,131
Capri Hldgs. Ltd.*	705	33,135
CarMax, Inc.*	41	2,636
Carnival Corp.*	255	2,588
Chipotle Mexican Grill, Inc. Cl A*	8	13,666
Darden Restaurants, Inc.	208	32,273
Domino’s Pizza, Inc.	10	3,299
DR Horton, Inc.	80	7,815
eBay, Inc.	138	6,123
Etsy, Inc.*	32	3,563
Everi Hldgs., Inc.*	599	10,273
Expedia Group, Inc.*	38	3,687
Five Below, Inc.*	229	47,167
Ford Motor Co.	997	12,562

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Fox Factory Hldg. Corp.*	91	11,045
Garmin Ltd.	40	4,037
General Motors Co.	355	13,021
Genuine Parts Co.	36	6,023
Golden Entertainment, Inc.*	881	38,332
Hanesbrands, Inc.	987	5,192
Hasbro, Inc.	34	1,825
Hilton Worldwide Hldgs., Inc.	68	9,579
Home Depot, Inc.	259	76,436
Las Vegas Sands Corp.*	84	4,826
Lennar Corp. Cl A	65	6,832
Lithia Motors, Inc. Cl A	59	13,507
LKQ Corp.	65	3,689
Lowe’s Cos., Inc.	154	30,795
Marriott International, Inc. Cl A	68	11,291
Marriott Vacations Worldwide Corp.	549	74,038
McDonald’s Corp.	186	52,007
MGM Resorts International	80	3,554
Mohawk Industries, Inc.*	14	1,403
Murphy USA, Inc.	31	8,000
Newell Brands, Inc.	96	1,194
NIKE, Inc. Cl B	317	38,877
Norwegian Cruise Line Hldgs. Ltd.*	107	1,439
NVR, Inc.*	5	27,861
Ollie’s Bargain Outlet Hldgs., Inc.*	662	38,356
O’Reilly Automotive, Inc.*	16	13,584
Pool Corp.	10	3,424
PulteGroup, Inc.	57	3,322
Ralph Lauren Corp. Cl A	11	1,283
Ross Stores, Inc.	88	9,339
Royal Caribbean Cruises Ltd.*	56	3,657
Skyline Champion Corp.*	113	8,501
Sonic Automotive, Inc. Cl A	814	44,233
Starbucks Corp.	293	30,510
Steven Madden Ltd.	525	18,900
Tapestry, Inc.	60	2,587
Taylor Morrison Home Corp. Cl A*	1,328	50,809
Tesla, Inc.*	685	142,110
TJX Cos., Inc.	294	23,038
Tractor Supply Co.	179	42,072
Ulta Beauty, Inc.*	13	7,094
VF Corp.	84	1,924
Whirlpool Corp.	14	1,848
Williams-Sonoma, Inc.	114	13,869
Wynn Resorts Ltd.*	27	3,022
XPEL, Inc.*	219	14,881
Yum! Brands, Inc.	71	9,378

		1,548,189

CONSUMER STAPLES (5.8%)
Altria Group, Inc.	454	20,257
Archer-Daniels-Midland Co.	139	11,073
BJ’s Wholesale Club Hldgs., Inc.*	128	9,737
Boston Beer Co., Inc. Cl A*	64	21,037
Brown-Forman Corp. Cl B	47	3,021
Bunge Ltd.	38	3,630
Campbell Soup Co.	52	2,859
Church & Dwight Co., Inc.	368	32,535

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Clorox Co.	32	5,064
Coca-Cola Co.	991	61,472
Colgate-Palmolive Co.	213	16,007
Conagra Brands, Inc.	121	4,545
Constellation Brands, Inc. Cl A	229	51,729
Costco Wholesale Corp.	113	56,146
Crimson Wine Group Ltd.*	2,301	14,151
Dollar General Corp.	57	11,996
Dollar Tree, Inc.*	53	7,608
Estee Lauder Cos., Inc. Cl A	59	14,541
Freshpet, Inc.*	409	27,072
General Mills, Inc.	150	12,819
Hershey Co.	38	9,668
Hormel Foods Corp.	74	2,951
J M Smucker Co.	28	4,406
Kellogg Co.	66	4,419
Keurig Dr Pepper, Inc.	216	7,620
Kimberly-Clark Corp.	86	11,543
Kraft Heinz Co.	203	7,850
Kroger Co.	166	8,195
Lamb Weston Hldgs., Inc.	37	3,867
McCormick & Co., Inc.	64	5,325
Molson Coors Beverage Co. Cl B	48	2,481
Mondelez International, Inc. Cl A	347	24,193
Monster Beverage Corp.*	194	10,478
PepsiCo, Inc.	351	63,987
Philip Morris International, Inc.	395	38,414
Procter & Gamble Co.	600	89,214
Sysco Corp.	129	9,963
Target Corp.	117	19,379
TreeHouse Foods, Inc.*	1,884	95,010
Tyson Foods, Inc. Cl A	73	4,330
Walgreens Boots Alliance, Inc.	182	6,293
Walmart, Inc.	357	52,640

		869,525

ENERGY (5.2%)
APA Corp.	82	2,957
Baker Hughes Co. Cl A	1,757	50,707
ChampionX Corp.	1,992	54,043
Cheniere Energy, Inc.	272	42,867
Chesapeake Energy Corp.	486	36,955
Chevron Corp.	453	73,911
ConocoPhillips	312	30,954
Coterra Energy, Inc.	201	4,933
Devon Energy Corp.	565	28,595
Diamondback Energy, Inc.	47	6,353
EOG Resources, Inc.	150	17,195
EQT Corp.	862	27,506
Exxon Mobil Corp.	1,048	114,924
Halliburton Co.	230	7,277
Hess Corp.	163	21,571
Kinder Morgan, Inc.	504	8,825
Magnolia Oil & Gas Corp. Cl A	299	6,542
Marathon Oil Corp.	162	3,882
Marathon Petroleum Corp.	116	15,640
MPLX LP*	249	8,578
Northern Oil & Gas, Inc.	595	18,058

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Occidental Petroleum Corp.	185	11,550
ONEOK, Inc.	114	7,244
Ovintiv, Inc.	554	19,988
PDC Energy, Inc.	566	36,326
Phillips 66	119	12,064
Pioneer Natural Resources Co.	60	12,254
Schlumberger N.V.	361	17,725
SM Energy Co.	284	7,997
Southwestern Energy Co.*	4,751	23,755
Targa Resources Corp.	58	4,231
Valero Energy Corp.	98	13,681
Williams Cos., Inc.	1,125	33,593

		782,681

FINANCIALS (14.6%)
Aflac, Inc.	143	9,226
Allstate Corp.	67	7,424
American Equity Investment Life Hldg. Co.	371	13,538
American Express Co.	152	25,072
American Financial Group, Inc.	210	25,515
American International Group, Inc.	189	9,518
Ameriprise Financial, Inc.	251	76,932
Aon PLC Cl A	52	16,395
Arch Capital Group Ltd.*	94	6,380
Argo Group International Hldgs. Ltd.	299	8,758
Arthur J. Gallagher & Co.	54	10,331
Assurant, Inc.	14	1,681
Bank of America Corp.	1,776	50,794
Bank of Marin Bancorp	262	5,735
Bank of New York Mellon Corp.	187	8,497
Banner Corp.	474	25,771
Berkshire Hathaway, Inc. Cl B*	459	141,725
BlackRock, Inc. Cl A	39	26,096
Brookline Bancorp, Inc.	1,552	16,296
Brown & Brown, Inc.	494	28,365
Capital One Financial Corp.	97	9,328
Cboe Global Markets, Inc.	28	3,759
Charles Schwab Corp.	388	20,323
Chubb Ltd.	106	20,583
Cincinnati Financial Corp.	41	4,595
Citigroup, Inc.	493	23,117
Citizens Financial Group, Inc.	125	3,796
CME Group, Inc. Cl A	92	17,620
Comerica, Inc.	34	1,476
Dime Community Bancshares, Inc.	359	8,156
Discover Financial Svcs.	169	16,704
Eastern Bankshares, Inc.	2,260	28,521
Ellington Financial, Inc.	1,427	17,424
Enterprise Financial Svcs. Corp.	575	25,639
Essent Group Ltd.	620	24,831
Euronet Worldwide, Inc.*	472	52,817
Everest Re Group Ltd.	60	21,481
FactSet Research Systems, Inc.	10	4,151
Fidelity National Information Svcs., Inc.	151	8,204
Fifth Third Bancorp	1,172	31,222
First Financial Bankshares, Inc.	299	9,538
First Interstate BancSystem, Inc. Cl A	827	24,694
First Republic Bank	48	672

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Fiserv, Inc.*	162	18,311
FleetCor Technologies, Inc.*	19	4,006
Franklin Resources, Inc.	73	1,967
Global Payments, Inc.	67	7,051
Globe Life, Inc.	24	2,640
Goldman Sachs Group, Inc.	86	28,131
Goosehead Insurance, Inc. Cl A*	154	8,039
Green Dot Corp. Cl A*	951	16,338
Hancock Whitney Corp.	616	22,422
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135	3,861
Hartford Financial Svcs. Group, Inc.	680	47,389
Home BancShares, Inc.	1,019	22,123
Houlihan Lokey, Inc. Cl A	97	8,487
Huntington Bancshares, Inc.	367	4,110
Intercontinental Exchange, Inc.	142	14,809
Invesco Ltd.	116	1,902
iShares Core S&P 500 ETF	448	184,164
iShares Micro-Cap ETF	88	9,197
iShares Russell 2000 Growth ETF	51	11,568
Jack Henry & Associates, Inc.	19	2,864
JPMorgan Chase & Co.	747	97,342
KeyCorp.	1,000	12,520
Lakeland Financial Corp.	93	5,826
Lincoln National Corp.	40	899
Loews Corp.	50	2,901
M&T Bank Corp.	84	10,044
MarketAxess Hldgs., Inc.	10	3,913
Marsh & McLennan Cos., Inc.	126	20,985
Mastercard, Inc. Cl A	215	78,133
MetLife, Inc.	168	9,734
Moelis & Co. Cl A	223	8,572
Moody’s Corp.	41	12,547
Morgan Stanley	333	29,237
MSCI, Inc. Cl A	57	31,902
Nasdaq, Inc.	86	4,702
Northern Trust Corp.	54	4,759
PayPal Hldgs., Inc.*	288	21,871
PJT Partners, Inc. Cl A	133	9,601
PNC Financial Svcs. Group, Inc.	102	12,964
Primerica, Inc.	278	47,883
Principal Financial Group, Inc.	58	4,311
Progressive Corp.	149	21,316
Prudential Financial, Inc.	94	7,778
Raymond James Financial, Inc.	251	23,411
Regions Financial Corp.	238	4,417
Reinsurance Group of America, Inc.	90	11,948
RLI Corp.	103	13,690
S&P Global, Inc.	84	28,961
Selective Insurance Group, Inc.	329	31,364
Starwood Property Trust, Inc.	1,112	19,671
State Street Corp.	89	6,736
Stifel Financial Corp.	148	8,745
Stock Yards Bancorp, Inc.	372	20,512
Synchrony Financial	328	9,538
T. Rowe Price Group, Inc.	58	6,548
Travelers Cos., Inc.	59	10,113
TriCo Bancshares	352	14,640

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Truist Financial Corp.	338	11,526
U.S. Bancorp	355	12,798
UMB Financial Corp.	254	14,661
Visa, Inc. Cl A	414	93,340
Voya Financial, Inc.	430	30,728
Webster Financial Corp.	186	7,332
Wells Fargo & Co.	970	36,259
Willis Towers Watson PLC	28	6,507
WR Berkley Corp.	52	3,238
Zions Bancorporation	39	1,167

		2,199,669

HEALTH CARE (12.7%)
Abbott Laboratories	444	44,959
AbbVie, Inc.	450	71,716
Addus HomeCare Corp.*	130	13,879
Agilent Technologies, Inc.	364	50,356
Align Technology, Inc.*	57	19,046
Alnylam Pharmaceuticals, Inc.*	53	10,617
AmerisourceBergen Corp.	42	6,725
Amgen, Inc.	136	32,878
Amicus Therapeutics, Inc.*	466	5,168
AMN Healthcare Svcs., Inc.*	108	8,960
Amphastar Pharmaceuticals, Inc.*	248	9,300
Apellis Pharmaceuticals, Inc.*	65	4,287
Arrowhead Pharmaceuticals, Inc.*	118	2,997
Axsome Therapeutics, Inc.*	101	6,230
Baxter International, Inc.	128	5,192
Beam Therapeutics, Inc.*	64	1,960
Becton Dickinson & Co.	72	17,823
BioCryst Pharmaceuticals, Inc.*	795	6,630
Biogen, Inc.*	66	18,350
Bio-Rad Laboratories, Inc. Cl A*	6	2,874
Bio-Techne Corp.	41	3,042
Blueprint Medicines Corp.*	84	3,779
Boston Scientific Corp.*	365	18,261
Bristol-Myers Squibb Co.	541	37,497
Cardinal Health, Inc.	66	4,983
Catalent, Inc.*	46	3,023
Centene Corp.*	312	19,721
Charles River Laboratories International, Inc.*	13	2,624
Chemed Corp.	29	15,595
Cigna Group	76	19,420
Collegium Pharmaceutical, Inc.*	315	7,557
CONMED Corp.	84	8,724
Cooper Cos., Inc.	13	4,854
Corcept Therapeutics, Inc.*	260	5,632
CVS Health Corp.	327	24,299
Danaher Corp.	167	42,091
DaVita, Inc.*	14	1,135
DENTSPLY SIRONA, Inc.	55	2,160
Dexcom, Inc.*	210	24,398
Edwards Lifesciences Corp.*	157	12,989
Elevance Health, Inc.	61	28,048
Eli Lilly & Co.	201	69,027
Emergent BioSolutions, Inc.*	431	4,465
Encompass Health Corp.	375	20,287
Envista Hldgs. Corp.*	384	15,698

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Exact Sciences Corp.*	112	7,595
GE HealthCare Technologies, Inc.*	92	7,547
Gilead Sciences, Inc.	317	26,301
Halozyme Therapeutics, Inc.*	188	7,180
HCA Healthcare, Inc.	54	14,239
HealthEquity, Inc.*	119	6,986
Henry Schein, Inc.*	35	2,854
Hologic, Inc.*	63	5,084
Humana, Inc.	52	25,244
IDEXX Laboratories, Inc.*	48	24,004
Illumina, Inc.*	41	9,535
Incyte Corp.*	48	3,469
Insmed, Inc.*	267	4,552
Inspire Medical Systems, Inc.*	44	10,299
Insulet Corp.*	61	19,457
Intra-Cellular Therapies, Inc.*	89	4,819
Intuitive Surgical, Inc.*	89	22,737
IQVIA Hldgs., Inc.*	48	9,547
iRhythm Technologies, Inc.*	69	8,558
Johnson & Johnson	665	103,075
Karuna Therapeutics, Inc.*	42	7,629
Krystal Biotech, Inc.*	61	4,884
Laboratory Corp. of America Hldgs.	96	22,024
Lantheus Hldgs., Inc.*	105	8,669
LeMaitre Vascular, Inc.	100	5,147
Madrigal Pharmaceuticals, Inc.*	37	8,964
McKesson Corp.	35	12,462
Medpace Hldgs., Inc.*	23	4,325
Medtronic PLC	339	27,330
Merck & Co., Inc.	645	68,622
Mettler-Toledo International, Inc.*	20	30,604
Moderna, Inc.*	84	12,901
ModivCare, Inc.*	76	6,390
Molina Healthcare, Inc.*	15	4,012
NanoString Technologies, Inc.*	391	3,871
Neogen Corp.*	345	6,389
NextGen Healthcare, Inc.*	1,733	30,171
Omnicell, Inc.*	106	6,219
Organon & Co.	65	1,529
Orthofix Medical, Inc.*	534	8,944
OrthoPediatrics Corp.*	122	5,403
Penumbra, Inc.*	43	11,984
PerkinElmer, Inc.	33	4,398
Pfizer, Inc.	1,429	58,303
Quest Diagnostics, Inc.	29	4,103
QuidelOrtho Corp.*	177	15,769
Regeneron Pharmaceuticals, Inc.*	28	23,007
Repligen Corp.*	48	8,081
ResMed, Inc.	38	8,322
Shockwave Medical, Inc.*	46	9,974
Silk Road Medical, Inc.*	154	6,026
Simulations Plus, Inc.	185	8,129
STAAR Surgical Co.*	81	5,180
STERIS PLC	26	4,973
Stryker Corp.	86	24,550
Supernus Pharmaceuticals, Inc.*	1,083	39,237
Syneos Health, Inc. Cl A*	505	17,988

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Tactile Systems Technology, Inc.*	365	5,993
Teleflex, Inc.	12	3,040
Tenet Healthcare Corp.*	122	7,249
Thermo Fisher Scientific, Inc.	100	57,637
Ultragenyx Pharmaceutical, Inc.*	136	5,454
UnitedHealth Group, Inc.	238	112,476
Universal Health Svcs., Inc. Cl B	17	2,161
Veeva Systems, Inc. Cl A*	80	14,703
Vericel Corp.*	500	14,660
Vertex Pharmaceuticals, Inc.*	65	20,480
Viatris, Inc.	309	2,973
Waters Corp.*	16	4,954
West Pharmaceutical Svcs., Inc.	19	6,583
Xencor, Inc.*	123	3,430
Zimmer Biomet Hldgs., Inc.	345	44,574
Zoetis, Inc. Cl A	119	19,806

		1,925,024

INDUSTRIALS (13.0%)
3M Co.	140	14,715
Advanced Drainage Systems, Inc.	169	14,231
Alaska Air Group, Inc.*	640	26,854
Allegion PLC	23	2,455
American Airlines Group, Inc.*	166	2,449
AMETEK, Inc.	58	8,429
AO Smith Corp.	33	2,282
Arcosa, Inc.	398	25,118
Atkore, Inc.*	87	12,222
Automatic Data Processing, Inc.	105	23,376
Axon Enterprise, Inc.*	149	33,503
Bloom Energy Corp. Cl A*	404	8,052
Boeing Co.*	143	30,377
Broadridge Financial Solutions, Inc.	30	4,397
Builders FirstSource, Inc.*	445	39,507
Carlisle Cos., Inc.	162	36,623
Carrier Global Corp.	212	9,699
Casella Waste Systems, Inc. Cl A*	123	10,167
Caterpillar, Inc.	132	30,207
CH Robinson Worldwide, Inc.	30	2,981
Chart Industries, Inc.*	120	15,048
Cintas Corp.	22	10,179
Clean Harbors, Inc.*	293	41,770
Copart, Inc.*	109	8,198
CoStar Group, Inc.*	104	7,160
Crane Hldgs. Co.	260	29,510
CSX Corp.	535	16,018
Cummins, Inc.	36	8,600
Deere & Co.	69	28,489
Delta Air Lines, Inc.*	163	5,692
Deluxe Corp.	1,290	20,640
Dover Corp.	319	48,469
Ducommun, Inc.*	385	21,063
Eaton Corp. PLC	101	17,305
EMCOR Group, Inc.	113	18,373
Emerson Electric Co.	145	12,635
Encore Wire Corp.	81	15,012
EnPro Industries, Inc.	373	38,751
Equifax, Inc.	32	6,491

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

ESCO Technologies, Inc.	483	46,102
ExlService Hldgs., Inc.*	46	7,444
Expeditors International of Washington, Inc.	41	4,515
Fastenal Co.	145	7,821
Federal Signal Corp.	467	25,316
FedEx Corp.	59	13,481
Fortive Corp.	90	6,135
Franklin Electric Co., Inc.	146	13,739
Generac Hldgs., Inc.*	99	10,693
General Dynamics Corp.	58	13,236
General Electric Co.	277	26,481
Graco, Inc.	258	18,837
HEICO Corp. Cl A	103	13,998
Honeywell International, Inc.	170	32,490
Howmet Aerospace, Inc.	94	3,983
Huntington Ingalls Industries, Inc.	11	2,277
Huron Consulting Group, Inc.*	159	12,779
ICF International, Inc.	387	42,454
IDEX Corp.	20	4,621
Illinois Tool Works, Inc.	71	17,285
Ingersoll Rand, Inc.	104	6,051
Jacobs Solutions, Inc.	202	23,737
JB Hunt Transport Svcs., Inc.	22	3,860
Johnson Controls International PLC	175	10,539
KBR, Inc.	1,119	61,601
Korn Ferry	156	8,071
L-3 Harris Technologies, Inc.	122	23,941
Leidos Hldgs., Inc.	113	10,403
Lockheed Martin Corp.	58	27,418
Masco Corp.	57	2,834
Masonite International Corp.*	126	11,437
Maximus, Inc.	87	6,847
Mercury Systems, Inc.*	193	9,866
Miller Industries, Inc.	1,090	38,532
Mueller Industries, Inc.	1,366	100,374
Nordson Corp.	14	3,112
Norfolk Southern Corp.	58	12,296
Northrop Grumman Corp.	37	17,084
Old Dominion Freight Line, Inc.	162	55,216
Oshkosh Corp.	130	10,813
Otis Worldwide Corp.	106	8,946
PACCAR, Inc.	133	9,736
Parker-Hannifin Corp.	33	11,092
Paychex, Inc.	82	9,396
Pentair PLC	42	2,321
Quanta Svcs., Inc.	207	34,494
Raytheon Technologies Corp.	373	36,528
Republic Svcs., Inc. Cl A	53	7,167
Robert Half International, Inc.	28	2,256
Rockwell Automation, Inc.	30	8,804
Rollins, Inc.	59	2,214
Saia, Inc.*	31	8,434
Snap-on, Inc.	14	3,456
Southwest Airlines Co.	151	4,914
Stanley Black & Decker, Inc.	142	11,442
Textron, Inc.	54	3,814
Trane Technologies PLC	58	10,671

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

TransDigm Group, Inc.	14	10,319
TransUnion	178	11,061
Trex Co., Inc.*	431	20,977
UFP Industries, Inc.	530	42,119
Union Pacific Corp.	156	31,397
United Airlines Hldgs., Inc.*	83	3,673
United Parcel Svc., Inc. Cl B	186	36,082
United Rentals, Inc.	18	7,124
Univar Solutions, Inc.*	1,269	44,453
Verisk Analytics, Inc. Cl A	40	7,674
Vicor Corp.*	92	4,318
VSE Corp.	726	32,597
Waste Management, Inc.	95	15,501
Werner Enterprises, Inc.	444	20,198
Westinghouse Air Brake Technologies Corp.	47	4,750
WW Grainger, Inc.	12	8,266
Xylem, Inc.	46	4,816

		1,955,776

INFORMATION TECHNOLOGY (19.7%)
Accenture PLC Cl A	160	45,730
Adeia, Inc.	1,285	11,385
Adobe, Inc.*	117	45,088
Advanced Micro Devices, Inc.*	410	40,184
Akamai Technologies, Inc.*	41	3,210
Altair Engineering, Inc. Cl A*	123	8,870
Amphenol Corp. Cl A	430	35,140
Analog Devices, Inc.	129	25,441
ANSYS, Inc.*	23	7,654
Apple, Inc.	3,785	624,147
Applied Materials, Inc.	215	26,408
Arista Networks, Inc.*	63	10,575
Autodesk, Inc.*	55	11,449
Blackline, Inc.*	82	5,506
Broadcom, Inc.	106	68,003
C3.ai, Inc. Cl A*	75	2,518
Cadence Design Systems, Inc.*	70	14,706
Calix, Inc.*	114	6,109
Cambium Networks Corp.*	422	7,478
CDW Corp.	35	6,821
Ceridian HCM Hldg., Inc.*	40	2,929
Ciena Corp.*	276	14,496
Cisco Systems, Inc.	1,046	54,680
Cognizant Technology Solutions Corp. Cl A	130	7,921
Coherent Corp.*	263	10,015
Cohu, Inc.*	286	10,980
Corning, Inc.	194	6,844
Credo Technology Group Hldg. Ltd.*	517	4,870
CyberArk Software Ltd.*	136	20,125
Digi International, Inc.*	243	8,184
Domo, Inc. Cl B*	342	4,853
DXC Technology Co.*	1,104	28,218
Enphase Energy, Inc.*	35	7,360
EPAM Systems, Inc.*	70	20,930
F5, Inc.*	16	2,331
Fabrinet*	64	7,601
Fair Isaac Corp.*	6	4,216
First Solar, Inc.*	26	5,655

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Five9, Inc.*	413	29,856
Fortinet, Inc.*	165	10,966
Gartner, Inc.*	21	6,841
Gen Digital, Inc.	145	2,488
Globant S.A.*	48	7,873
Grid Dynamics Hldgs., Inc.*	406	4,653
Guidewire Software, Inc.*	89	7,302
Hewlett Packard Enterprise Co.	1,099	17,507
HP, Inc.	220	6,457
indie Semiconductor, Inc. Cl A*	317	3,344
Intel Corp.	1,053	34,402
International Business Machines Corp.	230	30,151
Intuit, Inc.	72	32,100
Juniper Networks, Inc.	82	2,822
Keysight Technologies, Inc.*	45	7,267
KLA Corp.	36	14,370
Lam Research Corp.	35	18,554
LivePerson, Inc.*	316	1,394
MaxLinear, Inc. Cl A*	535	18,837
Microchip Technology, Inc.	389	32,590
Micron Technology, Inc.	278	16,775
Microsoft Corp.	1,895	546,329
MKS Instruments, Inc.	91	8,064
Model N, Inc.*	173	5,790
MongoDB, Inc. Cl A*	35	8,159
Monolithic Power Systems, Inc.	60	30,032
Motorola Solutions, Inc.	101	28,899
NetApp, Inc.	55	3,512
Novanta, Inc.*	102	16,227
NVIDIA Corp.	626	173,884
NXP Semiconductors N.V.	66	12,307
Okta, Inc. Cl A*	178	15,351
ON Semiconductor Corp.*	110	9,055
Onto Innovation, Inc.*	101	8,876
Oracle Corp.	391	36,332
Palo Alto Networks, Inc.*	123	24,568
Paycom Software, Inc.*	13	3,952
PDF Solutions, Inc.*	242	10,261
Perficient, Inc.*	156	11,262
PTC, Inc.*	243	31,160
Q2 Hldgs., Inc.*	99	2,437
Qorvo, Inc.*	26	2,641
QUALCOMM, Inc.	284	36,233
Qualys, Inc.*	39	5,071
Rapid7, Inc.*	210	9,641
Roper Technologies, Inc.	27	11,899
Salesforce, Inc.*	255	50,944
Seagate Technology Hldgs. PLC	49	3,240
Sequans Communications S.A.*	518	1,036
ServiceNow, Inc.*	52	24,165
Silicon Laboratories, Inc.*	43	7,529
Skyworks Solutions, Inc.	40	4,719
SolarEdge Technologies, Inc.*	14	4,255
Splunk, Inc.*	145	13,903
Synaptics, Inc.*	81	9,003
Synopsys, Inc.*	83	32,059
TE Connectivity Ltd.	81	10,623

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Teledyne Technologies, Inc.*	109	48,762
Tenable Hldgs., Inc.*	165	7,839
Teradyne, Inc.	305	32,791
Texas Instruments, Inc.	231	42,968
Trimble, Inc.*	63	3,303
TTM Technologies, Inc.*	190	2,563
Tyler Technologies, Inc.*	11	3,901
Varonis Systems, Inc. Cl B*	246	6,398
VeriSign, Inc.*	24	5,072
Viasat, Inc.*	1,012	34,246
Western Digital Corp.*	82	3,089
Xperi, Inc.*	514	5,618
Zebra Technologies Corp. Cl A*	14	4,452
Zuora, Inc. Cl A*	2,089	20,639

		2,970,238

MATERIALS (4.0%)
Air Products & Chemicals, Inc.	57	16,371
Albemarle Corp.	67	14,810
Amcor PLC	378	4,302
Ashland, Inc.	505	51,869
ATI, Inc.*	200	7,892
Avery Dennison Corp.	21	3,758
Avient Corp.	472	19,427
Ball Corp.	80	4,409
Celanese Corp. Cl A	26	2,831
CF Industries Hldgs., Inc.	50	3,624
Corteva, Inc.	181	10,916
Crown Hldgs., Inc.	891	73,695
Dow, Inc.	179	9,813
DuPont de Nemours, Inc.	117	8,397
Eastman Chemical Co.	31	2,615
Ecolab, Inc.	64	10,594
FMC Corp.	250	30,532
Freeport-McMoRan, Inc.	554	22,664
Innospec, Inc.	122	12,526
International Flavors & Fragrances, Inc.	65	5,977
International Paper Co.	91	3,281
Kaiser Aluminum Corp.	335	25,001
Linde PLC	125	44,430
Livent Corp.*	224	4,865
LyondellBasell Industries N.V. Cl A	65	6,103
Martin Marietta Materials, Inc.	16	5,681
Materion Corp.	294	34,104
Mosaic Co.	87	3,992
Newmont Corp.	375	18,382
Nucor Corp.	64	9,886
Orion Engineered Carbons S.A.	328	8,558
Packaging Corp. of America	144	19,991
PPG Industries, Inc.	112	14,961
Sealed Air Corp.	37	1,699
Sherwin-Williams Co.	61	13,711
Steel Dynamics, Inc.	164	18,542
Stepan Co.	37	3,812
Valvoline, Inc.	727	25,401
Vulcan Materials Co.	122	20,930
Westrock Co.	65	1,981

		602,333

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

REAL ESTATE (3.6%)
Alexander’s, Inc.	35	6,781
Alexandria Real Estate Equities, Inc.	173	21,727
American Tower Corp.	119	24,317
Apartment Income REIT Corp.	226	8,093
Apartment Investment & Management Co. Cl A	1,385	10,651
AvalonBay Communities, Inc.	100	16,806
Boston Properties, Inc.	37	2,002
Brandywine Realty Trust	673	3,183
Camden Property Trust	155	16,250
CBRE Group, Inc. Cl A*	80	5,825
Cousins Properties, Inc.	456	9,749
Crown Castle, Inc.	110	14,722
CTO Realty Growth, Inc.	373	6,438
Digital Realty Trust, Inc.	73	7,177
Easterly Government Properties, Inc. Cl A	937	12,874
EastGroup Properties, Inc.	50	8,266
Equinix, Inc.	24	17,305
Equity Commonwealth	687	14,228
Equity Residential	87	5,220
Essex Property Trust, Inc.	17	3,555
Extra Space Storage, Inc.	35	5,703
Federal Realty Investment Trust	19	1,878
Gaming & Leisure Properties, Inc.	234	12,182
Healthpeak Properties, Inc.	139	3,054
Highwoods Properties, Inc.	362	8,395
Host Hotels & Resorts, Inc.	1,463	24,125
Invitation Homes, Inc.	148	4,622
Iron Mountain, Inc.	74	3,915
Kilroy Realty Corp.	101	3,272
Kimco Realty Corp.	157	3,066
Life Storage, Inc.	78	10,225
LXP Industrial Trust	1,168	12,042
Mid-America Apartment Communities, Inc.	30	4,531
PotlatchDeltic Corp.	543	26,879
Prologis, Inc.	235	29,321
Public Storage	41	12,388
Realty Income Corp.	353	22,352
Regency Centers Corp.	40	2,447
Sabra Health Care REIT, Inc.	1,301	14,962
SBA Communications Corp. Cl A	112	29,240
Simon Property Group, Inc.	83	9,294
Sun Communities, Inc.	94	13,243
UDR, Inc.	79	3,244
Ventas, Inc.	102	4,422
VICI Properties, Inc. Cl A	255	8,318
Welltower, Inc.	505	36,203
Weyerhaeuser Co.	703	21,181

		545,673

UTILITIES (3.8%)
AES Corp.	677	16,302
Alliant Energy Corp.	64	3,418
Ameren Corp.	288	24,880
American Electric Power Co., Inc.	131	11,920
American Water Works Co., Inc.	50	7,324
Atmos Energy Corp.	127	14,270
Avista Corp.	382	16,216

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Black Hills Corp.	349	22,022
CenterPoint Energy, Inc.	160	4,714
Chesapeake Utilities Corp.	91	11,647
CMS Energy Corp.	75	4,603
Consolidated Edison, Inc.	91	8,706
Constellation Energy Corp.	83	6,515
Dominion Energy, Inc.	212	11,853
DTE Energy Co.	187	20,484
Duke Energy Corp.	196	18,908
Edison International	98	6,918
Entergy Corp.	182	19,609
Evergy, Inc.	773	47,246
Eversource Energy	89	6,965
Exelon Corp.	253	10,598
FirstEnergy Corp.	138	5,528
IDACORP, Inc.	173	18,741
NextEra Energy, Inc.	506	39,002
NiSource, Inc.	1,208	33,776
NorthWestern Corp.	264	15,275
NRG Energy, Inc.	683	23,420
PG&E Corp.*	410	6,630
Pinnacle West Capital Corp.	29	2,298
Portland General Electric Co.	338	16,525
PPL Corp.	535	14,868
Public Svc. Enterprise Group, Inc.	458	28,602
Sempra Energy	185	27,965
Southern Co.	277	19,274
Spire, Inc.	189	13,256
WEC Energy Group, Inc.	80	7,583
Xcel Energy, Inc.	139	9,374

		577,235

TOTAL COMMON STOCKS (Cost: $12,883,850) 98.2%		14,800,487

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.5%)
Citibank, New York Time Deposit	4.08	04/03/23	228,564	228,564

TOTAL TEMPORARY CASH INVESTMENT (Cost: $228,564) 1.5%				228,564

TOTAL INVESTMENTS (Cost: $13,112,414) 99.7%				15,029,051

OTHER NET ASSETS 0.3%				51,538

NET ASSETS 100.0%				$15,080,589

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.0%)
EchoStar Corp. Cl A*	4,121	75,373
TEGNA, Inc.	12,253	207,198

		282,571

CONSUMER DISCRETIONARY (10.4%)
Bloomin’ Brands, Inc.	7,267	186,399
Capri Hldgs. Ltd.*	2,155	101,285
Golden Entertainment, Inc.*	2,293	99,768
Marriott Vacations Worldwide Corp.	1,249	168,440
Sonic Automotive, Inc. Cl A	3,305	179,594
Steven Madden Ltd.	1,707	61,452
Taylor Morrison Home Corp. Cl A*	4,957	189,655

		986,593

CONSUMER STAPLES (4.1%)
Crimson Wine Group Ltd.*	13,430	82,595
TreeHouse Foods, Inc.*	5,991	302,126

		384,721

ENERGY (7.5%)
ChampionX Corp.	8,702	236,085
EQT Corp.	4,421	141,074
Ovintiv, Inc.	3,236	116,755
PDC Energy, Inc.	3,303	211,987

		705,901

FINANCIALS (22.3%)
American Equity Investment Life Hldg. Co.	2,166	79,037
Argo Group International Hldgs. Ltd.	1,744	51,082
Bank of Marin Bancorp	1,527	33,426
Banner Corp.	2,768	150,496
Brookline Bancorp, Inc.	9,066	95,193
Dime Community Bancshares, Inc.	2,094	47,576
Eastern Bankshares, Inc.	13,198	166,559
Ellington Financial, Inc.	8,328	101,685
Enterprise Financial Svcs. Corp.	3,357	149,689
Essent Group Ltd.	3,620	144,981
First Interstate BancSystem, Inc. Cl A	4,824	144,045
Green Dot Corp. Cl A*	5,297	91,002
Hancock Whitney Corp.	3,595	130,858
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	789	22,565
Home BancShares, Inc.	5,949	129,153
Moelis & Co. Cl A	1,299	49,933
Selective Insurance Group, Inc.	1,919	182,938
Stifel Financial Corp.	862	50,935
Stock Yards Bancorp, Inc.	2,169	119,599
TriCo Bancshares	2,054	85,426
UMB Financial Corp.	1,482	85,541

		2,111,719

HEALTH CARE (5.8%)
BioCryst Pharmaceuticals, Inc.*	4,640	38,698
Emergent BioSolutions, Inc.*	2,492	25,817
NanoString Technologies, Inc.*	2,282	22,592

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

NextGen Healthcare, Inc.*	7,195	125,265
Orthofix Medical, Inc.*	3,121	52,277
Supernus Pharmaceuticals, Inc.*	4,621	167,419
Syneos Health, Inc. Cl A*	1,697	60,447
Vericel Corp.*	1,748	51,251

		543,766

INDUSTRIALS (22.6%)
Arcosa, Inc.	2,322	146,541
Builders FirstSource, Inc.*	1,302	115,591
Deluxe Corp.	7,526	120,416
Ducommun, Inc.*	670	36,656
Encore Wire Corp.	472	87,476
EnPro Industries, Inc.	2,177	226,168
ICF International, Inc.	1,187	130,214
KBR, Inc.	2,713	149,351
Miller Industries, Inc.	6,360	224,826
Mueller Industries, Inc.	5,529	406,271
UFP Industries, Inc.	2,358	187,390
VSE Corp.	4,239	190,331
Werner Enterprises, Inc.	2,589	117,774

		2,139,005

INFORMATION TECHNOLOGY (4.8%)
Adeia, Inc.	7,498	66,432
Coherent Corp.*	1,536	58,491
Cohu, Inc.*	1,587	60,925
Digi International, Inc.*	1,418	47,758
MaxLinear, Inc. Cl A*	1,384	48,731
Sequans Communications S.A.*	3,023	6,046
TTM Technologies, Inc.*	1,110	14,974
Viasat, Inc.*	1,662	56,242
Xperi, Inc.*	3,000	32,790
Zuora, Inc. Cl A*	6,614	65,346

		457,735

MATERIALS (3.9%)
Avient Corp.	1,848	76,064
Kaiser Aluminum Corp.	1,928	143,887
Materion Corp.	1,155	133,980
Stepan Co.	183	18,854

		372,785

REAL ESTATE (7.4%)
Alexander’s, Inc.	122	23,637
Apartment Investment & Management Co. Cl A	8,084	62,166
Cousins Properties, Inc.	2,662	56,914
CTO Realty Growth, Inc.	2,177	37,575
Easterly Government Properties, Inc. Cl A	5,465	75,089
Equity Commonwealth	4,008	83,006
Highwoods Properties, Inc.	2,111	48,954
LXP Industrial Trust	6,815	70,263
PotlatchDeltic Corp.	3,171	156,964
Sabra Health Care REIT, Inc.	7,594	87,331

		701,899

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

UTILITIES (5.1%)
Avista Corp.	2,230	94,664
Black Hills Corp.	2,038	128,598
NorthWestern Corp.	1,541	89,162
Portland General Electric Co.	1,970	96,313
Spire, Inc.	1,105	77,505

		486,242

TOTAL COMMON STOCKS (Cost: $10,133,721) 96.9%		9,172,937

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.9%)
Citibank, New York Time Deposit	4.08	04/03/23	271,784	271,784

TOTAL TEMPORARY CASH INVESTMENT (Cost: $271,784) 2.9%				271,784

TOTAL INVESTMENTS (Cost: $10,405,505) 99.8%				9,444,721

OTHER NET ASSETS 0.2%				16,053

NET ASSETS 100.0%				$9,460,774

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Iridium Communications, Inc.	1,439	89,117

CONSUMER DISCRETIONARY (12.3%)
Bloomin’ Brands, Inc.	5,652	144,974
Everi Hldgs., Inc.*	5,386	92,370
Five Below, Inc.*	393	80,946
Fox Factory Hldg. Corp.*	823	99,887
Golden Entertainment, Inc.*	4,388	190,922
Marriott Vacations Worldwide Corp.	676	91,165
Murphy USA, Inc.	279	71,996
Ollie’s Bargain Outlet Hldgs., Inc.*	1,686	97,687
Skyline Champion Corp.*	1,028	77,336
Sonic Automotive, Inc. Cl A	2,238	121,613
Steven Madden Ltd.	1,583	56,988
Taylor Morrison Home Corp. Cl A*	1,306	49,968
XPEL, Inc.*	2,002	136,036

		1,311,888

CONSUMER STAPLES (3.9%)
BJ’s Wholesale Club Hldgs., Inc.*	1,143	86,948
Boston Beer Co., Inc. Cl A*	194	63,768
Freshpet, Inc.*	1,552	102,727
TreeHouse Foods, Inc.*	3,144	158,552

		411,995

ENERGY (5.9%)
ChampionX Corp.	4,575	124,120
Chesapeake Energy Corp.	1,440	109,497
Magnolia Oil & Gas Corp. Cl A	2,722	59,557
Northern Oil & Gas, Inc.	5,295	160,703
SM Energy Co.	2,585	72,794
Southwestern Energy Co.*	20,780	103,900

		630,571

FINANCIALS (8.3%)
First Financial Bankshares, Inc.	2,697	86,034
Goosehead Insurance, Inc. Cl A*	1,399	73,028
Houlihan Lokey, Inc. Cl A	870	76,116
iShares Micro-Cap ETF	808	84,444
iShares Russell 2000 Growth ETF	923	209,355
Lakeland Financial Corp.	850	53,244
PJT Partners, Inc. Cl A	1,202	86,772
Primerica, Inc.	527	90,771
RLI Corp.	936	124,404

		884,168

HEALTH CARE (21.8%)
Addus HomeCare Corp.*	1,177	125,657
Amicus Therapeutics, Inc.*	4,222	46,822
AMN Healthcare Svcs., Inc.*	983	81,550
Amphastar Pharmaceuticals, Inc.*	2,290	85,875
Apellis Pharmaceuticals, Inc.*	580	38,257
Arrowhead Pharmaceuticals, Inc.*	1,015	25,781
Axsome Therapeutics, Inc.*	924	56,992
Beam Therapeutics, Inc.*	582	17,821
Blueprint Medicines Corp.*	716	32,213
Collegium Pharmaceutical, Inc.*	2,822	67,700
CONMED Corp.	760	78,934

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Corcept Therapeutics, Inc.*	2,381	51,573
Halozyme Therapeutics, Inc.*	1,682	64,236
HealthEquity, Inc.*	1,090	63,994
Insmed, Inc.*	2,408	41,056
Inspire Medical Systems, Inc.*	390	91,287
Intra-Cellular Therapies, Inc.*	808	43,753
iRhythm Technologies, Inc.*	615	76,278
Karuna Therapeutics, Inc.*	390	70,840
Krystal Biotech, Inc.*	491	39,309
Lantheus Hldgs., Inc.*	959	79,175
LeMaitre Vascular, Inc.	900	46,323
Madrigal Pharmaceuticals, Inc.*	325	78,735
Medpace Hldgs., Inc.*	201	37,798
ModivCare, Inc.*	693	58,267
Neogen Corp.*	3,137	58,097
NextGen Healthcare, Inc.*	4,448	77,440
Omnicell, Inc.*	966	56,675
OrthoPediatrics Corp.*	1,094	48,453
QuidelOrtho Corp.*	301	26,816
Shockwave Medical, Inc.*	410	88,900
Silk Road Medical, Inc.*	1,388	54,312
Simulations Plus, Inc.	1,670	73,380
STAAR Surgical Co.*	743	47,515
Supernus Pharmaceuticals, Inc.*	2,593	93,944
Tactile Systems Technology, Inc.*	3,265	53,611
Tenet Healthcare Corp.*	1,119	66,491
Vericel Corp.*	1,791	52,512
Xencor, Inc.*	1,091	30,428

		2,328,800

INDUSTRIALS (20.3%)
Atkore, Inc.*	794	111,541
Bloom Energy Corp. Cl A*	3,656	72,864
Casella Waste Systems, Inc. Cl A*	1,092	90,265
Chart Industries, Inc.*	1,089	136,561
Ducommun, Inc.*	2,537	138,799
EMCOR Group, Inc.	1,021	166,004
ESCO Technologies, Inc.	2,066	197,200
ExlService Hldgs., Inc.*	415	67,159
Federal Signal Corp.	4,099	222,207
Franklin Electric Co., Inc.	1,338	125,906
Huron Consulting Group, Inc.*	1,434	115,251
ICF International, Inc.	1,666	182,760
Korn Ferry	1,423	73,626
Masonite International Corp.*	1,143	103,750
Maximus, Inc.	799	62,881
Mercury Systems, Inc.*	1,805	92,272
Saia, Inc.*	272	74,006
UFP Industries, Inc.	1,139	90,516
Vicor Corp.*	860	40,368

		2,163,936

INFORMATION TECHNOLOGY (17.1%)
Altair Engineering, Inc. Cl A*	1,041	75,067
Blackline, Inc.*	734	49,288
C3.ai, Inc. Cl A*	687	23,063
Calix, Inc.*	1,046	56,055
Cambium Networks Corp.*	3,848	68,187
Credo Technology Group Hldg. Ltd.*	4,671	44,001

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

CyberArk Software Ltd.*	455	67,331
Domo, Inc. Cl B*	3,093	43,890
Fabrinet*	565	67,099
Five9, Inc.*	1,335	96,507
Globant S.A.*	418	68,556
Grid Dynamics Hldgs., Inc.*	3,723	42,666
indie Semiconductor, Inc. Cl A*	2,869	30,268
LivePerson, Inc.*	2,792	12,313
MaxLinear, Inc. Cl A*	2,695	94,891
Model N, Inc.*	1,574	52,682
Novanta, Inc.*	931	148,113
Onto Innovation, Inc.*	915	80,410
PDF Solutions, Inc.*	2,147	91,033
Perficient, Inc.*	1,392	100,488
Q2 Hldgs., Inc.*	894	22,010
Qualys, Inc.*	340	44,207
Rapid7, Inc.*	1,922	88,239
Silicon Laboratories, Inc.*	393	68,810
Synaptics, Inc.*	736	81,806
Tenable Hldgs., Inc.*	1,487	70,647
Varonis Systems, Inc. Cl B*	2,224	57,846
Zuora, Inc. Cl A*	8,768	86,628

		1,832,101

MATERIALS (5.0%)
ATI, Inc.*	1,825	72,014
Avient Corp.	1,376	56,636
Innospec, Inc.	1,095	112,424
Livent Corp.*	2,016	43,788
Materion Corp.	762	88,392
Orion Engineered Carbons S.A.	2,965	77,357
Valvoline, Inc.	2,482	86,721

		537,332

REAL ESTATE (0.7%)
EastGroup Properties, Inc.	455	75,221

UTILITIES (1.5%)
Chesapeake Utilities Corp.	833	106,616
IDACORP, Inc.	524	56,765

		163,381

TOTAL COMMON STOCKS (Cost: $10,178,320) 97.6%		10,428,510

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
JP Morgan Chase, New York Time Deposit	4.08	04/03/23	202,225	202,225

TOTAL TEMPORARY CASH INVESTMENT (Cost: $202,225) 1.9%				202,225

TOTAL INVESTMENTS (Cost: $10,380,545) 99.5%				10,630,735

OTHER NET ASSETS 0.5%				54,517

NET ASSETS 100.0%				$10,685,252

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
AMC Networks, Inc. Cl A*	215	3,780
ATN International, Inc.	82	3,355
Cars.com, Inc.*	474	9,148
Cinemark Hldgs., Inc.*	820	12,128
Cogent Communications Hldgs., Inc.	327	20,836
Consolidated Communications Hldgs., Inc.*	565	1,458
EW Scripps Co. Cl A*	444	4,178
Gannett Co., Inc.*	1,118	2,091
Gogo, Inc.*	497	7,206
Lumen Technologies, Inc.	7,052	18,688
Marcus Corp.	187	2,992
QuinStreet, Inc.*	387	6,142
Scholastic Corp.	226	7,734
Shenandoah Telecommunications Co.	383	7,285
Shutterstock, Inc.	184	13,358
TechTarget, Inc.*	204	7,368
Telephone & Data Systems, Inc.	764	8,030
Thryv Hldgs., Inc.*	235	5,419
Yelp, Inc. Cl A*	533	16,363

		157,559

CONSUMER DISCRETIONARY (13.7%)
Aaron’s Co., Inc.	236	2,280
Abercrombie & Fitch Co. Cl A*	375	10,406
Academy Sports & Outdoors, Inc.	598	39,020
Adtalem Global Education, Inc.*	348	13,440
American Axle & Manufacturing Hldgs., Inc.*	877	6,849
American Eagle Outfitters, Inc.	1,334	17,929
America’s Car-Mart, Inc.*	44	3,485
Asbury Automotive Group, Inc.*	169	35,490
Big Lots, Inc.	222	2,433
BJ’s Restaurants, Inc.*	179	5,216
Bloomin’ Brands, Inc.	672	17,237
Boot Barn Hldgs., Inc.*	228	17,474
Brinker International, Inc.*	337	12,806
Buckle, Inc.	226	8,066
Caleres, Inc.	273	5,905
Cavco Industries, Inc.*	62	19,700
Century Communities, Inc.	216	13,807
Cheesecake Factory, Inc.	366	12,828
Chico’s FAS, Inc.*	957	5,264
Children’s Place, Inc.*	93	3,743
Chuy’s Hldgs., Inc.*	138	4,947
Cracker Barrel Old Country Store, Inc.	170	19,312
Dave & Buster’s Entertainment, Inc.*	322	11,846
Designer Brands, Inc. Cl A	385	3,365
Dine Brands Global, Inc.	119	8,049
Dorman Products, Inc.*	216	18,632
El Pollo Loco Hldgs., Inc.	150	1,439

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Ethan Allen Interiors, Inc.	175	4,806
Frontdoor, Inc.*	624	17,397
Genesco, Inc.*	91	3,356
Gentherm, Inc.*	254	15,347
G-III Apparel Group Ltd.*	327	5,085
Golden Entertainment, Inc.*	168	7,310
Green Brick Partners, Inc.*	208	7,293
Group 1 Automotive, Inc.	111	25,133
Guess?, Inc.	233	4,534
Hanesbrands, Inc.	2,674	14,065
Haverty Furniture Cos., Inc.	101	3,223
Hibbett, Inc.	97	5,721
Installed Building Products, Inc.	179	20,411
iRobot Corp.*	208	9,077
Jack in the Box, Inc.	158	13,839
Kontoor Brands, Inc.	378	18,291
La-Z-Boy, Inc.	330	9,596
LCI Industries	195	21,425
Leslie’s, Inc.*	1,138	12,529
LGI Homes, Inc.*	157	17,903
M/I Homes, Inc.*	210	13,249
MarineMax, Inc.*	167	4,801
MDC Hldgs., Inc.	444	17,258
Meritage Homes Corp.	280	32,693
Mister Car Wash, Inc.*	607	5,232
Monarch Casino & Resort, Inc.	101	7,489
Monro, Inc.	240	11,863
Movado Group, Inc.	120	3,452
National Vision Hldgs., Inc.*	604	11,379
ODP Corp.*	309	13,899
Oxford Industries, Inc.	113	11,932
Patrick Industries, Inc.	165	11,354
Perdoceo Education Corp.*	514	6,903
PetMed Express, Inc.	161	2,615
Ruth’s Hospitality Group, Inc.	232	3,810
Sabre Corp.*	2,513	10,781
Sally Beauty Hldgs., Inc.*	821	12,791
Shake Shack, Inc. Cl A*	286	15,870
Shoe Carnival, Inc.	128	3,283
Signet Jewelers Ltd.	348	27,067
Six Flags Entertainment Corp.*	566	15,118
Sleep Number Corp.*	168	5,109
Sonic Automotive, Inc. Cl A	127	6,901
Sonos, Inc.*	975	19,130
Standard Motor Products, Inc.	144	5,315
Steven Madden Ltd.	560	20,160
Strategic Education, Inc.	170	15,271
Stride, Inc.*	313	12,285
Sturm Ruger & Co., Inc.	135	7,754
Tri Pointe Homes, Inc.*	772	19,547
Upbound Group, Inc.	383	9,387
Urban Outfitters, Inc.*	459	12,724

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Vista Outdoor, Inc.*	433	11,998
Winnebago Industries, Inc.	234	13,502
Wolverine World Wide, Inc.	603	10,281
XPEL, Inc.*	150	10,193
Zumiez, Inc.*	119	2,194

		981,899

CONSUMER STAPLES (5.3%)
Andersons, Inc.	238	9,834
B&G Foods, Inc.	548	8,510
Calavo Growers, Inc.	136	3,913
Cal-Maine Foods, Inc.	290	17,658
Central Garden & Pet Co.*	73	2,997
Central Garden & Pet Co. Cl A*	315	12,307
Chefs’ Warehouse, Inc.*	261	8,887
Edgewell Personal Care Co.	393	16,671
elf Beauty, Inc.*	387	31,870
Fresh Del Monte Produce, Inc.	234	7,046
Hain Celestial Group, Inc.*	684	11,731
Hostess Brands, Inc. Cl A*	1,025	25,502
Inter Parfums, Inc.	137	19,487
J&J Snack Foods Corp.	114	16,897
John B Sanfilippo & Son, Inc.	68	6,591
Medifast, Inc.	83	8,605
MGP Ingredients, Inc.	117	11,316
National Beverage Corp.*	179	9,437
Nu Skin Enterprises, Inc. Cl A	378	14,859
PriceSmart, Inc.	192	13,724
Seneca Foods Corp. Cl A*	41	2,143
Simply Good Foods Co.*	647	25,731
SpartanNash Co.	270	6,696
Tootsie Roll Industries, Inc.	140	6,287
TreeHouse Foods, Inc.*	386	19,466
United Natural Foods, Inc.*	458	12,068
Universal Corp.	188	9,943
USANA Health Sciences, Inc.*	85	5,347
Vector Group Ltd.	1,007	12,094
WD-40 Co.	103	18,339

		375,956

ENERGY (4.5%)
Archrock, Inc.	1,024	10,004
Bristow Group, Inc.*	180	4,032
Callon Petroleum Co.*	391	13,075
Civitas Resources, Inc.	397	27,131
Comstock Resources, Inc.	701	7,564
CONSOL Energy, Inc.	250	14,568
Core Laboratories N.V.	357	7,872
CVR Energy, Inc.	223	7,310
DMC Global, Inc.*	141	3,098
Dorian LPG Ltd.	244	4,865
Dril-Quip, Inc.*	260	7,459
Green Plains, Inc.*	454	14,069
Helix Energy Solutions Group, Inc.*	1,092	8,452

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Helmerich & Payne, Inc.	800	28,600
Nabors Industries Ltd.*	68	8,290
NexTier Oilfield Solutions, Inc.*	1,221	9,707
Northern Oil & Gas, Inc.	568	17,239
Oceaneering International, Inc.*	767	13,522
Oil States International, Inc.*	489	4,073
Par Pacific Hldgs., Inc.*	425	12,410
Patterson-UTI Energy, Inc.	1,659	19,410
ProPetro Hldg. Corp.*	736	5,292
Ranger Oil Corp. Cl A	146	5,963
REX American Resources Corp.*	117	3,345
RPC, Inc.	637	4,899
SM Energy Co.	940	26,470
Talos Energy, Inc.*	499	7,405
US Silica Hldgs., Inc.*	579	6,913
Vital Energy, Inc.*	129	5,875
World Fuel Svcs. Corp.	474	12,111

		321,023

FINANCIALS (18.2%)
Ambac Financial Group, Inc.*	344	5,325
American Equity Investment Life Hldg. Co.	531	19,376
Ameris Bancorp	499	18,253
AMERISAFE, Inc.	147	7,196
Apollo Commercial Real Estate Finance, Inc.	995	9,263
ARMOUR Residential REIT, Inc.	1,247	6,547
Assured Guaranty Ltd.	459	23,074
Atlantic Union Bankshares Corp.	572	20,049
Avantax, Inc.*	305	8,028
Axos Financial, Inc.*	409	15,100
B Riley Financial, Inc.	122	3,464
Banc of California, Inc.	420	5,263
BancFirst Corp.	133	11,052
Bancorp, Inc.*	426	11,864
BankUnited, Inc.	579	13,074
Banner Corp.	262	14,245
Berkshire Hills Bancorp, Inc.	339	8,495
Bread Financial Hldgs., Inc.	382	11,582
Brightsphere Investment Group, Inc.	247	5,824
Brookline Bancorp, Inc.	672	7,056
Capitol Federal Financial, Inc.	969	6,521
Central Pacific Financial Corp.	207	3,705
City Hldg. Co.	113	10,269
Community Bank System, Inc.	411	21,573
Customers Bancorp, Inc.*	233	4,315
CVB Financial Corp.	1,006	16,780
Dime Community Bancshares, Inc.	248	5,635
Donnelley Financial Solutions, Inc.*	192	7,845
Eagle Bancorp, Inc.	240	8,033
Ellington Financial, Inc.	484	5,910
Employers Hldgs., Inc.	208	8,672
Encore Capital Group, Inc.*	179	9,031
Enova International, Inc.*	239	10,619

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

EVERTEC, Inc.	499	16,841
EZCORP, Inc. Cl A*	403	3,466
FB Financial Corp.	268	8,329
First BanCorp.	1,398	15,965
First Bancorp/Southern Pines NC	312	11,082
First Commonwealth Financial Corp.	787	9,782
First Financial Bancorp	726	15,805
First Hawaiian, Inc.	975	20,114
Franklin BSP Realty Trust, Inc.	631	7,528
Genworth Financial, Inc. Cl A*	3,791	19,031
Green Dot Corp. Cl A*	358	6,150
Hanmi Financial Corp.	233	4,327
HCI Group, Inc.	52	2,787
Heritage Financial Corp.	269	5,757
Hilltop Hldgs., Inc.	351	10,414
HomeStreet, Inc.	136	2,447
Hope Bancorp, Inc.	914	8,976
Horace Mann Educators Corp.	313	10,479
Independent Bank Corp.	349	22,901
Independent Bank Group, Inc.	271	12,561
Invesco Mortgage Capital, Inc.	272	3,017
iShares Core S&P Small-Cap ETF	1,604	155,107
James River Group Hldgs. Ltd.	287	5,927
KKR Real Estate Finance Trust, Inc.	444	5,057
Lakeland Financial Corp.	194	12,152
LendingTree, Inc.*	83	2,213
Mercury General Corp.	203	6,443
Mr Cooper Group, Inc.*	530	21,714
National Bank Hldgs. Corp. Cl A	288	9,636
NBT Bancorp, Inc.	328	11,057
New York Mortgage Trust, Inc.	710	7,072
NMI Hldgs., Inc. Cl A*	640	14,291
Northfield Bancorp, Inc.	319	3,758
Northwest Bancshares, Inc.	972	11,693
OFG Bancorp	364	9,078
Pacific Premier Bancorp, Inc.	727	17,463
Palomar Hldgs., Inc.*	193	10,654
Park National Corp.	110	13,043
Pathward Financial, Inc.	211	8,754
Payoneer Global, Inc.*	1,528	9,596
PennyMac Mortgage Investment Trust	681	8,397
Piper Sandler Cos.	104	14,415
PRA Group, Inc.*	298	11,610
Preferred Bank	101	5,536
ProAssurance Corp.	413	7,632
PROG Hldgs., Inc.*	383	9,112
Provident Financial Svcs., Inc.	576	11,048
Radian Group, Inc.	1,202	26,564
Ready Capital Corp.	753	7,658
Redwood Trust, Inc.	868	5,850
Renasant Corp.	428	13,088
S&T Bancorp, Inc.	298	9,372

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Safety Insurance Group, Inc.	112	8,346
Seacoast Banking Corp. of Florida	640	15,168
ServisFirst Bancshares, Inc.	374	20,432
Simmons First National Corp. Cl A	972	17,000
SiriusPoint Ltd.*	650	5,285
Southside Bancshares, Inc.	229	7,603
Stellar Bancorp, Inc.	344	8,466
Stewart Information Svcs. Corp.	208	8,393
StoneX Group, Inc.*	134	13,873
Tompkins Financial Corp.	96	6,356
Triumph Financial, Inc.*	173	10,044
Trupanion, Inc.*	269	11,537
TrustCo Bank Corp.	146	4,663
Trustmark Corp.	467	11,535
Two Harbors Investment Corp.	739	10,871
United Community Banks, Inc.	880	24,746
United Fire Group, Inc.	166	4,407
Universal Insurance Hldgs., Inc.	210	3,826
Veritex Hldgs., Inc.	413	7,541
Virtus Investment Partners, Inc.	52	9,900
Walker & Dunlop, Inc.	235	17,900
Washington Federal, Inc.	501	15,090
Westamerica BanCorp	206	9,126
WisdomTree, Inc.	852	4,993
World Acceptance Corp.*	26	2,166
WSFS Financial Corp.	472	17,752

		1,302,806

HEALTH CARE (10.7%)
AdaptHealth Corp. Cl A*	588	7,309
Addus HomeCare Corp.*	123	13,131
Agiliti, Inc.*	255	4,075
AMN Healthcare Svcs., Inc.*	332	27,543
Amphastar Pharmaceuticals, Inc.*	288	10,800
AngioDynamics, Inc.*	299	3,092
ANI Pharmaceuticals, Inc.*	93	3,694
Anika Therapeutics, Inc.*	111	3,188
Apollo Medical Hldgs., Inc.*	301	10,977
Arcus Biosciences, Inc.*	399	7,278
Artivion, Inc.*	309	4,048
Avanos Medical, Inc.*	356	10,587
Avid Bioservices, Inc.*	477	8,949
BioLife Solutions, Inc.*	262	5,698
Cara Therapeutics, Inc.*	345	1,694
Cardiovascular Systems, Inc.*	321	6,375
Catalyst Pharmaceuticals, Inc.*	733	12,153
Certara, Inc.*	806	19,433
Coherus Biosciences, Inc.*	494	3,379
Collegium Pharmaceutical, Inc.*	257	6,165
Community Health Systems, Inc.*	959	4,699
Computer Programs & Systems, Inc.*	108	3,262
CONMED Corp.	233	24,199
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	0	††

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Corcept Therapeutics, Inc.*	733	15,877
CorVel Corp.*	69	13,129
Cross Country Healthcare, Inc.*	271	6,049
Cutera, Inc.*	137	3,236
Cytokinetics, Inc.*	724	25,478
Dynavax Technologies Corp.*	908	8,907
Eagle Pharmaceuticals, Inc.*	79	2,241
Embecta Corp.	438	12,317
Emergent BioSolutions, Inc.*	340	3,522
Enanta Pharmaceuticals, Inc.*	150	6,066
Enhabit, Inc.*	380	5,286
Ensign Group, Inc.	427	40,796
Fulgent Genetics, Inc.*	151	4,714
Glaukos Corp.*	365	18,286
Harmony Biosciences Hldgs., Inc.*	227	7,412
HealthStream, Inc.*	185	5,013
Heska Corp.*	77	7,517
Innoviva, Inc.*	481	5,411
Inogen, Inc.*	175	2,184
Integer Hldgs. Corp.*	254	19,685
Ironwood Pharmaceuticals, Inc. Cl A*	1,021	10,741
iTeos Therapeutics, Inc.*	188	2,559
LeMaitre Vascular, Inc.	148	7,618
Ligand Pharmaceuticals, Inc.*	122	8,974
Merit Medical Systems, Inc.*	436	32,242
Mesa Laboratories, Inc.	38	6,640
ModivCare, Inc.*	97	8,156
Myriad Genetics, Inc.*	620	14,403
Nektar Therapeutics Cl A*	1,438	1,011
NeoGenomics, Inc.*	967	16,835
NextGen Healthcare, Inc.*	409	7,121
NuVasive, Inc.*	399	16,483
OmniAb, Inc. Cl CR3*	49	0	††
OmniAb, Inc. Cl CR4*	49	0	††
OraSure Technologies, Inc.*	556	3,364
Orthofix Medical, Inc.*	262	4,388
Owens & Minor, Inc.*	583	8,483
Pacira BioSciences, Inc.*	351	14,324
Pediatrix Medical Group, Inc.*	627	9,349
Phibro Animal Health Corp. Cl A	156	2,390
Prestige Consumer Healthcare, Inc.*	380	23,799
RadNet, Inc.*	373	9,336
REGENXBIO, Inc.*	288	5,446
Select Medical Hldgs. Corp.	797	20,602
Simulations Plus, Inc.	122	5,361
Supernus Pharmaceuticals, Inc.*	414	14,999
Tandem Diabetes Care, Inc.*	492	19,980
uniQure N.V.*	315	6,344
US Physical Therapy, Inc.	99	9,693
Vanda Pharmaceuticals, Inc.*	435	2,954
Varex Imaging Corp.*	307	5,584
Veradigm, Inc.*	836	10,910

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Vericel Corp.*	361	10,585
Vir Biotechnology, Inc.*	581	13,520
Xencor, Inc.*	459	12,801
Zynex, Inc.*	166	1,992

		763,841

INDUSTRIALS (17.1%)
3D Systems Corp.*	1,004	10,763
AAON, Inc.	322	31,134
AAR Corp.*	250	13,637
ABM Industries, Inc.	506	22,740
Aerojet Rocketdyne Hldgs., Inc.*	580	32,579
AeroVironment, Inc.*	193	17,690
Alamo Group, Inc.	78	14,364
Albany International Corp. Cl A	238	21,268
Allegiant Travel Co.*	119	10,946
American Woodmark Corp.*	127	6,613
Apogee Enterprises, Inc.	170	7,352
Applied Industrial Technologies, Inc.	295	41,928
ArcBest Corp.	185	17,098
Arcosa, Inc.	370	23,351
Astec Industries, Inc.	174	7,178
AZZ, Inc.	191	7,877
Barnes Group, Inc.	387	15,588
Boise Cascade Co.	302	19,102
Brady Corp. Cl A	354	19,020
CIRCOR International, Inc.*	156	4,855
Comfort Systems USA, Inc.	274	39,993
CoreCivic, Inc.*	880	8,096
CSG Systems International, Inc.	230	12,351
Deluxe Corp.	330	5,280
DXP Enterprises, Inc.*	120	3,230
Dycom Industries, Inc.*	226	21,165
Encore Wire Corp.	140	25,946
Enerpac Tool Group Corp. Cl A	436	11,118
EnPro Industries, Inc.	159	16,519
ESCO Technologies, Inc.	197	18,804
Federal Signal Corp.	464	25,153
Forrester Research, Inc.*	86	2,782
Forward Air Corp.	203	21,875
Franklin Electric Co., Inc.	298	28,042
GEO Group, Inc.*	950	7,496
Gibraltar Industries, Inc.*	237	11,495
GMS, Inc.*	319	18,467
Granite Construction, Inc.	335	13,762
Greenbrier Cos., Inc.	251	8,075
Griffon Corp.	363	11,620
Harsco Corp.*	608	4,153
Hawaiian Hldgs., Inc.*	393	3,600
Healthcare Svcs. Group, Inc.	567	7,864
Heartland Express, Inc.	357	5,683
Heidrick & Struggles International, Inc.	152	4,615
Hillenbrand, Inc.	531	25,238

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

HNI Corp.	317	8,825
Hub Group, Inc. Cl A*	250	20,985
Insteel Industries, Inc.	149	4,145
Interface, Inc. Cl A	445	3,613
John Bean Technologies Corp.	244	26,667
Kaman Corp.	214	4,892
KAR Auction Svcs., Inc.*	833	11,395
Kelly Svcs., Inc. Cl A	265	4,396
Kennametal, Inc.	616	16,989
Korn Ferry	403	20,851
Lindsay Corp.	84	12,695
Liquidity Svcs., Inc.*	184	2,423
Marten Transport Ltd.	441	9,239
Masterbrand, Inc.*	981	7,887
Matson, Inc.	289	17,245
Matthews International Corp. Cl A	233	8,402
MillerKnoll, Inc.	578	11,820
Moog, Inc. Cl A	220	22,165
Mueller Industries, Inc.	435	31,964
MYR Group, Inc.*	127	16,003
National Presto Industries, Inc.	39	2,812
NOW, Inc.*	845	9,422
NV5 Global, Inc.*	95	9,877
PGT Innovations, Inc.*	459	11,525
Pitney Bowes, Inc.	1,238	4,816
Powell Industries, Inc.	69	2,939
Proto Labs, Inc.*	208	6,895
Quanex Building Products Corp.	254	5,469
Resideo Technologies, Inc.*	1,116	20,400
Resources Connection, Inc.	245	4,180
RXO, Inc.*	891	17,499
SkyWest, Inc.*	387	8,580
SPX Technologies, Inc.*	346	24,421
Standex International Corp.	91	11,142
Sun Country Airlines Hldgs., Inc.*	249	5,105
Tennant Co.	142	9,731
Titan International, Inc.*	390	4,087
Trinity Industries, Inc.	623	15,176
Triumph Group, Inc.*	498	5,772
TrueBlue, Inc.*	250	4,450
TTEC Hldgs., Inc.	145	5,398
UniFirst Corp.	116	20,443
Veritiv Corp.	103	13,919
Verra Mobility Corp.*	1,067	18,054
Viad Corp.*	158	3,293
Wabash National Corp.	365	8,975

		1,224,486

INFORMATION TECHNOLOGY (13.2%)
8x8, Inc.*	863	3,599
A10 Networks, Inc.	491	7,606
Adeia, Inc.	804	7,123
ADTRAN Hldgs., Inc.	541	8,580

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Advanced Energy Industries, Inc.	286	28,028
Agilysys, Inc.*	152	12,542
Alarm.com Hldgs., Inc.*	382	19,207
Alpha & Omega Semiconductor Ltd.*	171	4,608
Arlo Technologies, Inc.*	677	4,103
Avid Technology, Inc.*	254	8,123
Axcelis Technologies, Inc.*	251	33,446
Badger Meter, Inc.	224	27,288
Benchmark Electronics, Inc.	269	6,373
Cerence, Inc.*	308	8,652
CEVA, Inc.*	177	5,386
Clearfield, Inc.*	97	4,518
Cohu, Inc.*	365	14,012
Comtech Telecommunications Corp.	213	2,658
Consensus Cloud Solutions, Inc.*	135	4,602
Corsair Gaming, Inc.*	308	5,652
CTS Corp.	244	12,068
Digi International, Inc.*	274	9,228
Digital Turbine, Inc.*	691	8,541
Diodes, Inc.*	348	32,280
DoubleVerify Hldgs., Inc.*	669	20,170
Ebix, Inc.	180	2,374
ePlus, Inc.*	206	10,102
Extreme Networks, Inc.*	989	18,910
Fabrinet*	280	33,253
FARO Technologies, Inc.*	144	3,544
FormFactor, Inc.*	589	18,760
Harmonic, Inc.*	841	12,270
Ichor Hldgs. Ltd.*	221	7,236
Insight Enterprises, Inc.*	232	33,167
InterDigital, Inc.	206	15,017
Itron, Inc.*	346	19,186
Knowles Corp.*	698	11,866
Kulicke & Soffa Industries, Inc.	434	22,867
LivePerson, Inc.*	536	2,364
LiveRamp Hldgs., Inc.*	495	10,855
MaxLinear, Inc. Cl A*	553	19,471
Methode Electronics, Inc.	276	12,111
N-able, Inc.*	512	6,758
NETGEAR, Inc.*	221	4,091
NetScout Systems, Inc.*	516	14,783
OneSpan, Inc.*	270	4,725
Onto Innovation, Inc.*	379	33,307
OSI Systems, Inc.*	119	12,181
PC Connection, Inc.	86	3,867
PDF Solutions, Inc.*	226	9,582
Perficient, Inc.*	265	19,130
Photronics, Inc.*	472	7,826
Plexus Corp.*	212	20,685
Progress Software Corp.	332	19,073
Rambus, Inc.*	823	42,187
Rogers Corp.*	143	23,371

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Sanmina Corp.*	447	27,263
ScanSource, Inc.*	194	5,905
Semtech Corp.*	489	11,804
SMART Global Hldgs., Inc.*	377	6,499
SPS Commerce, Inc.*	276	42,035
TTM Technologies, Inc.*	782	10,549
Ultra Clean Hldgs., Inc.*	348	11,540
Veeco Instruments, Inc.*	394	8,325
Viasat, Inc.*	584	19,763
Viavi Solutions, Inc.*	1,720	18,628
Xperi, Inc.*	322	3,519

		939,142

MATERIALS (5.7%)
AdvanSix, Inc.	211	8,075
American Vanguard Corp.	213	4,660
Arconic Corp.*	777	20,381
ATI, Inc.*	990	39,065
Balchem Corp.	246	31,114
Carpenter Technology Corp.	371	16,606
Century Aluminum Co.*	391	3,910
Clearwater Paper Corp.*	128	4,278
Compass Minerals International, Inc.	261	8,950
FutureFuel Corp.	198	1,461
Hawkins, Inc.	144	6,304
Haynes International, Inc.	96	4,809
HB Fuller Co.	411	28,133
Innospec, Inc.	190	19,507
Kaiser Aluminum Corp.	121	9,030
Koppers Hldgs., Inc.	160	5,595
Livent Corp.*	1,373	29,822
Materion Corp.	157	18,212
Mativ Hldgs., Inc.	420	9,017
Mercer International, Inc.	309	3,021
Minerals Technologies, Inc.	248	14,984
Myers Industries, Inc.	279	5,979
O-I Glass, Inc.*	1,181	26,821
Olympic Steel, Inc.	73	3,811
Quaker Chemical Corp.	104	20,587
Rayonier Advanced Materials, Inc.*	490	3,072
Stepan Co.	162	16,691
SunCoke Energy, Inc.	638	5,729
Sylvamo Corp.	245	11,334
TimkenSteel Corp.*	303	5,557
Tredegar Corp.	193	1,762
Trinseo PLC	268	5,588
Warrior Met Coal, Inc.	395	14,501

		408,366

REAL ESTATE (7.1%)
Acadia Realty Trust	727	10,142
Alexander & Baldwin, Inc.	555	10,495
American Assets Trust, Inc.	400	7,436
Anywhere Real Estate, Inc.*	838	4,425

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Armada Hoffler Properties, Inc.	518	6,118
Brandywine Realty Trust	1,313	6,210
CareTrust REIT, Inc.	762	14,920
Centerspace	115	6,282
Chatham Lodging Trust	374	3,923
Community Healthcare Trust, Inc.	180	6,588
Cushman & Wakefield PLC*	1,244	13,112
DiamondRock Hospitality Co.	1,602	13,024
Douglas Elliman, Inc.	516	1,605
Easterly Government Properties, Inc. Cl A	695	9,549
Elme Communities	670	11,966
Essential Properties Realty Trust, Inc.	1,090	27,087
Four Corners Property Trust, Inc.	642	17,244
Getty Realty Corp.	325	11,710
Global Net Lease, Inc.	794	10,211
Hudson Pacific Properties, Inc.	982	6,530
Innovative Industrial Properties, Inc. Cl A	214	16,262
JBG SMITH Properties	758	11,415
Kennedy-Wilson Hldgs., Inc.	896	14,865
LTC Properties, Inc.	310	10,890
LXP Industrial Trust	2,110	21,754
Marcus & Millichap, Inc.	190	6,101
NexPoint Residential Trust, Inc.	174	7,599
Office Properties Income Trust	372	4,576
Orion Office REIT, Inc.	433	2,901
Outfront Media, Inc.	1,118	18,145
Pebblebrook Hotel Trust	1,006	14,124
RE/MAX Hldgs., Inc. Cl A	140	2,626
Retail Opportunity Investments Corp.	953	13,304
RPT Realty	652	6,201
Safehold, Inc.*	292	8,576
Saul Centers, Inc.	98	3,822
Service Properties Trust	1,266	12,609
SITE Centers Corp.	1,404	17,241
SL Green Realty Corp.	493	11,595
St Joe Co.	259	10,777
Summit Hotel Properties, Inc.	818	5,726
Sunstone Hotel Investors, Inc.	1,610	15,907
Tanger Factory Outlet Centers, Inc.	799	15,684
Uniti Group, Inc.	1,815	6,443
Universal Health Realty Income Trust	97	4,667
Urban Edge Properties	899	13,539
Urstadt Biddle Properties, Inc. Cl A	222	3,901
Veris Residential, Inc.*	606	8,872
Whitestone REIT Cl B	355	3,266
Xenia Hotels & Resorts, Inc.	871	11,401

		503,366

UTILITIES (2.2%)
American States Water Co.	283	25,156
Avista Corp.	565	23,984
California Water Service Group	420	24,444
Chesapeake Utilities Corp.	136	17,407

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Middlesex Water Co.	134	10,468
Northwest Natural Hldg. Co.	269	12,794
Otter Tail Corp.	319	23,054
SJW Group	204	15,530
Unitil Corp.	122	6,959

		159,796

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $7,634,959) 99.9%		7,138,240

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit	4.08	04/03/23	29,223	29,223

TOTAL TEMPORARY CASH INVESTMENT (Cost: $29,223) 0.4%				29,223

TOTAL INVESTMENTS (Cost: $7,664,182) 100.3%				7,167,463

OTHER NET ASSETS -0.3%				(20,145)

NET ASSETS 100.0%				$7,147,318

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Take-Two Interactive Software, Inc.*	341	40,681
Warner Bros Discovery, Inc.*	1,915	28,917

		69,598

CONSUMER DISCRETIONARY (6.8%)
Burlington Stores, Inc.*	139	28,092
Capri Hldgs. Ltd.*	1,122	52,734
Hanesbrands, Inc.	3,294	17,326
Marriott Vacations Worldwide Corp.	557	75,117
Ollie’s Bargain Outlet Hldgs., Inc.*	509	29,492
Steven Madden Ltd.	181	6,516
Taylor Morrison Home Corp. Cl A*	1,119	42,813
Williams-Sonoma, Inc.	158	19,222

		271,312

CONSUMER STAPLES (4.4%)
Boston Beer Co., Inc. Cl A*	148	48,648
Constellation Brands, Inc. Cl A	177	39,983
TreeHouse Foods, Inc.*	1,708	86,134

		174,765

ENERGY (8.3%)
Baker Hughes Co. Cl A	3,401	98,153
Cheniere Energy, Inc.	405	63,828
Devon Energy Corp.	1,331	67,362
Hess Corp.	307	40,628
MPLX LP*	831	28,628
Williams Cos., Inc.	1,050	31,353

		329,952

FINANCIALS (16.4%)
American Financial Group, Inc.	701	85,171
Ameriprise Financial, Inc.	409	125,359
Discover Financial Svcs.	339	33,507
Euronet Worldwide, Inc.*	849	95,003
Everest Re Group Ltd.	167	59,789
Fifth Third Bancorp	1,753	46,700
Hartford Financial Svcs. Group, Inc.	570	39,723
KeyCorp.	2,544	31,851
M&T Bank Corp.	160	19,131
Reinsurance Group of America, Inc.	302	40,094
Starwood Property Trust, Inc.	1,388	24,554
Synchrony Financial	723	21,025
Voya Financial, Inc.	474	33,872

		655,779

HEALTH CARE (7.4%)
Agilent Technologies, Inc.	538	74,427
Centene Corp.*	573	36,220
Envista Hldgs. Corp.*	1,281	52,367
Humana, Inc.	68	33,011
Syneos Health, Inc. Cl A*	716	25,504
Zimmer Biomet Hldgs., Inc.	591	76,357

		297,886

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

INDUSTRIALS (20.6%)
Alaska Air Group, Inc.*	885	37,135
Builders FirstSource, Inc.*	739	65,608
Carlisle Cos., Inc.	209	47,249
Clean Harbors, Inc.*	498	70,995
Crane Hldgs. Co.	867	98,404
Dover Corp.	263	39,960
Jacobs Solutions, Inc.	565	66,393
KBR, Inc.	1,073	59,069
L-3 Harris Technologies, Inc.	246	48,275
Mueller Industries, Inc.	1,331	97,802
Old Dominion Freight Line, Inc.	78	26,585
Oshkosh Corp.	435	36,183
Stanley Black & Decker, Inc.	346	27,881
Univar Solutions, Inc.*	2,961	103,724

		825,263

INFORMATION TECHNOLOGY (8.2%)
Ciena Corp.*	921	48,371
DXC Technology Co.*	3,490	89,204
MKS Instruments, Inc.	305	27,029
PTC, Inc.*	286	36,674
Teledyne Technologies, Inc.*	140	62,630
Teradyne, Inc.	356	38,274
Viasat, Inc.*	758	25,651

		327,833

MATERIALS (10.5%)
Ashland, Inc.	1,039	106,716
Crown Hldgs., Inc.	1,326	109,673
FMC Corp.	225	27,479
Freeport-McMoRan, Inc.	633	25,896
Newmont Corp.	576	28,235
Packaging Corp. of America	400	55,532
PPG Industries, Inc.	163	21,774
Steel Dynamics, Inc.	410	46,355

		421,660

REAL ESTATE (5.6%)
Alexander’s, Inc.	47	9,106
Apartment Income REIT Corp.	753	26,965
AvalonBay Communities, Inc.	212	35,629
Brandywine Realty Trust	2,247	10,628
Gaming & Leisure Properties, Inc.	780	40,607
Kilroy Realty Corp.	338	10,951
Welltower, Inc.	544	39,000
Weyerhaeuser Co.	1,723	51,914

		224,800

UTILITIES (9.4%)
AES Corp.	1,691	40,719
Ameren Corp.	742	64,102
Atmos Energy Corp.	301	33,820
Entergy Corp.	434	46,759
Evergy, Inc.	1,478	90,335
PPL Corp.	1,163	32,320

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Public Svc. Enterprise Group, Inc.	1,105	69,007

		377,062

TOTAL COMMON STOCKS (Cost: $4,141,586) 99.3%		3,975,910

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.4%)
Citibank, New York Time Deposit	4.08	04/03/23	95,409	95,409

TOTAL TEMPORARY CASH INVESTMENT (Cost: $95,409) 2.4%				95,409

TOTAL INVESTMENTS (Cost: $4,236,995) 101.7%				4,071,319

OTHER NET ASSETS -1.7%				(67,516)

NET ASSETS 100.0%				$4,003,803

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Cable One, Inc.	108	75,816
Frontier Communications Parent, Inc.*	4,949	112,689
Iridium Communications, Inc.	2,789	172,723
John Wiley & Sons, Inc. Cl A	951	36,870
New York Times Co. Cl A	3,654	142,068
Nexstar Media Group, Inc. Cl A	837	144,517
TEGNA, Inc.	4,952	83,738
TripAdvisor, Inc.*	2,326	46,194
World Wrestling Entertainment, Inc. Cl A	963	87,883
Ziff Davis, Inc.*	1,048	81,796

		984,294

CONSUMER DISCRETIONARY (14.7%)
Adient PLC*	2,117	86,712
Aramark	5,781	206,960
Autoliv, Inc.	1,721	160,673
AutoNation, Inc.*	760	102,114
Boyd Gaming Corp.	1,761	112,915
Brunswick Corp.	1,610	132,020
Capri Hldgs. Ltd.*	2,790	131,130
Carter’s, Inc.	847	60,916
Choice Hotels International, Inc.	616	72,189
Churchill Downs, Inc.	731	187,904
Columbia Sportswear Co.	786	70,929
Crocs, Inc.*	1,371	173,349
Dana, Inc.	2,832	42,622
Deckers Outdoor Corp.*	585	262,987
Dick’s Sporting Goods, Inc.	1,328	188,430
Five Below, Inc.*	1,233	253,961
Foot Locker, Inc.	1,761	69,894
Fox Factory Hldg. Corp.*	939	113,966
GameStop Corp. Cl A*	5,611	129,165
Gap, Inc.	4,699	47,178
Gentex Corp.	5,207	145,952
Goodyear Tire & Rubber Co.*	6,278	69,184
Graham Hldgs. Co. Cl B	86	51,242
Grand Canyon Education, Inc.*	681	77,566
H&R Block, Inc.	3,380	119,145
Harley-Davidson, Inc.	2,953	112,125
Helen of Troy Ltd.*	533	50,726
Hilton Grand Vacations, Inc.*	1,761	78,241
KB Home	1,812	72,806
Kohl’s Corp.	2,452	57,720
Lear Corp.	1,313	183,150
Leggett & Platt, Inc.	2,943	93,823
Light & Wonder, Inc.*	2,079	124,844
Lithia Motors, Inc. Cl A	607	138,961
Macy’s, Inc.	6,017	105,237
Marriott Vacations Worldwide Corp.	851	114,766
Mattel, Inc.*	7,866	144,813
Murphy USA, Inc.	445	114,832
Nordstrom, Inc.	2,487	40,464
Ollie’s Bargain Outlet Hldgs., Inc.*	1,285	74,453
Papa John’s International, Inc.	714	53,500
Penn Entertainment, Inc.*	3,443	102,119

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Polaris, Inc.	1,210	133,862
PVH Corp.	1,407	125,448
RH*	415	101,073
Service Corp. International	3,414	234,815
Skechers U.S.A., Inc. Cl A*	2,979	141,562
Taylor Morrison Home Corp. Cl A*	2,405	92,015
Tempur Sealy International, Inc.	3,782	149,351
Texas Roadhouse, Inc. Cl A	1,486	160,577
Thor Industries, Inc.	1,188	94,612
Toll Brothers, Inc.	2,283	137,049
TopBuild Corp.*	710	147,779
Topgolf Callaway Brands Corp.*	3,077	66,525
Travel + Leisure Co.	1,804	70,717
Under Armour, Inc. Cl A*	4,188	39,744
Under Armour, Inc. Cl C*	4,208	35,894
Victoria’s Secret & Co.*	1,794	61,265
Visteon Corp.*	625	98,019
Wendy’s Co.	3,783	82,394
Williams-Sonoma, Inc.	1,478	179,814
Wingstop, Inc.	664	121,897
Wyndham Hotels & Resorts, Inc.	1,961	133,054
YETI Hldgs., Inc.*	1,915	76,600

		7,215,749

CONSUMER STAPLES (4.2%)
BellRing Brands, Inc.*	2,965	100,810
BJ’s Wholesale Club Hldgs., Inc.*	2,984	226,993
Boston Beer Co., Inc. Cl A*	210	69,027
Casey’s General Stores, Inc.	827	179,012
Celsius Hldgs., Inc.*	897	83,367
Coca-Cola Consolidated, Inc.	103	55,113
Coty, Inc. Cl A*	8,137	98,132
Darling Ingredients, Inc.*	3,557	207,729
Energizer Hldgs., Inc.	1,475	51,183
Flowers Foods, Inc.	4,264	116,876
Grocery Outlet Hldg. Corp.*	1,965	55,531
Ingredion, Inc.	1,458	148,322
Lancaster Colony Corp.	441	89,470
Performance Food Group Co.*	3,466	209,138
Pilgrim’s Pride Corp.*	998	23,134
Post Hldgs., Inc.*	1,190	106,945
Sprouts Farmers Market, Inc.*	2,350	82,321
US Foods Hldg. Corp.*	4,541	167,745

		2,070,848

ENERGY (3.7%)
Antero Midstream Corp.	7,434	77,983
Antero Resources Corp.*	6,129	141,519
ChampionX Corp.	4,409	119,616
Chord Energy Corp.	923	124,236
CNX Resources Corp.*	3,776	60,491
DT Midstream, Inc.	2,148	106,047
Equitrans Midstream Corp.	9,605	55,517
HF Sinclair Corp.	2,985	144,414
Matador Resources Co.	2,492	118,744
Murphy Oil Corp.	3,244	119,963
NOV, Inc.	8,718	161,370
PBF Energy, Inc. Cl A	2,537	110,004
PDC Energy, Inc.	2,045	131,248
Range Resources Corp.	5,363	141,959
Southwestern Energy Co.*	24,492	122,460
Valaris Ltd.*	1,334	86,790

		1,822,361

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FINANCIALS (15.0%)
Affiliated Managers Group, Inc.	836	119,063
American Financial Group, Inc.	1,551	188,446
Annaly Capital Management, Inc.	10,394	198,629
Associated Banc-Corp.	3,337	59,999
Bank of Hawaii Corp.	885	46,091
Bank OZK	2,445	83,619
Brighthouse Financial, Inc.*	1,516	66,871
Cadence Bank	4,049	84,057
Cathay General Bancorp	1,615	55,750
CNO Financial Group, Inc.	2,538	56,318
Columbia Banking System, Inc.	4,616	98,875
Commerce Bancshares, Inc.	2,525	147,334
Cullen/Frost Bankers, Inc.	1,429	150,531
East West Bancorp, Inc.	3,129	173,660
Essent Group Ltd.	2,390	95,720
Euronet Worldwide, Inc.*	1,046	117,047
Evercore, Inc. Cl A	793	91,496
Federated Hermes, Inc. Cl B	1,877	75,343
First American Financial Corp.	2,298	127,907
First Financial Bankshares, Inc.	2,881	91,904
First Horizon Corp.	11,910	211,760
FirstCash Hldgs., Inc.	833	79,443
FNB Corp.	7,999	92,788
Fulton Financial Corp.	3,720	51,410
Glacier Bancorp, Inc.	2,459	103,303
Hancock Whitney Corp.	1,902	69,233
Hanover Insurance Group, Inc.	791	101,644
Home BancShares, Inc.	4,199	91,160
Interactive Brokers Group, Inc. Cl A	2,284	188,567
International Bancshares Corp.	1,172	50,185
iShares Core S&P Mid-Cap ETF	1,801	450,538
Janus Henderson Group PLC	2,942	78,375
Jefferies Financial Group, Inc.	4,016	127,468
Kemper Corp.	1,420	77,617
Kinsale Capital Group, Inc.	482	144,672
MGIC Investment Corp.	6,513	87,404
Navient Corp.	2,251	35,993
New York Community Bancorp, Inc.	15,119	136,676
Old National Bancorp	6,501	93,744
Old Republic International Corp.	6,122	152,866
PacWest Bancorp	2,613	25,424
Pinnacle Financial Partners, Inc.	1,698	93,662
Primerica, Inc.	819	141,065
Prosperity Bancshares, Inc.	2,027	124,701
Reinsurance Group of America, Inc.	1,480	196,485
RenaissanceRe Hldgs. Ltd.	971	194,530
RLI Corp.	899	119,486
SEI Investments Co.	2,263	130,236
Selective Insurance Group, Inc.	1,340	127,742
SLM Corp.	5,342	66,187
SouthState Corp.	1,679	119,646
Starwood Property Trust, Inc.	6,870	121,530
Stifel Financial Corp.	2,338	138,152
Synovus Financial Corp.	3,229	99,550

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Texas Capital Bancshares, Inc.*	1,071	52,436
UMB Financial Corp.	966	55,758
United Bankshares, Inc.	2,980	104,896
Unum Group	4,151	164,214
Valley National Bancorp	9,328	86,191
Voya Financial, Inc.	2,153	153,853
Webster Financial Corp.	3,862	152,240
Western Union Co.	8,290	92,434
WEX, Inc.*	968	178,006
Wintrust Financial Corp.	1,349	98,410

		7,390,340

HEALTH CARE (9.1%)
Acadia Healthcare Co., Inc.*	2,020	145,945
Amedisys, Inc.*	722	53,103
Arrowhead Pharmaceuticals, Inc.*	2,403	61,036
Azenta, Inc.*	1,534	68,447
Bruker Corp.	2,220	175,025
Chemed Corp.	331	177,995
Encompass Health Corp.	2,215	119,832
Enovis Corp.*	1,058	56,592
Envista Hldgs. Corp.*	3,622	148,067
Exelixis, Inc.*	7,193	139,616
Globus Medical, Inc. Cl A*	1,728	97,874
Haemonetics Corp.*	1,120	92,680
Halozyme Therapeutics, Inc.*	3,001	114,608
HealthEquity, Inc.*	1,879	110,316
ICU Medical, Inc.*	448	73,902
Inari Medical, Inc.*	1,072	66,185
Integra LifeSciences Hldgs. Corp.*	1,613	92,602
Jazz Pharmaceuticals PLC*	1,398	204,569
Lantheus Hldgs., Inc.*	1,528	126,152
LivaNova PLC*	1,188	51,773
Masimo Corp.*	1,074	198,196
Medpace Hldgs., Inc.*	560	105,308
Neogen Corp.*	4,798	88,859
Neurocrine Biosciences, Inc.*	2,144	217,016
Omnicell, Inc.*	991	58,142
Option Care Health, Inc.*	3,714	117,994
Patterson Cos., Inc.	1,918	51,345
Penumbra, Inc.*	843	234,936
Perrigo Co. PLC	2,989	107,215
Progyny, Inc.*	1,670	53,640
QuidelOrtho Corp.*	1,188	105,839
R1 RCM, Inc.*	3,051	45,765
Repligen Corp.*	1,146	192,941
Shockwave Medical, Inc.*	803	174,114
Sotera Health Co.*	2,192	39,259
STAAR Surgical Co.*	1,070	68,427
Syneos Health, Inc. Cl A*	2,284	81,356
Tenet Healthcare Corp.*	2,400	142,608
United Therapeutics Corp.*	1,012	226,648

		4,485,927

INDUSTRIALS (21.1%)
Acuity Brands, Inc.	712	130,104
Advanced Drainage Systems, Inc.	1,388	116,884
AECOM	3,084	260,043
AGCO Corp.	1,375	185,900
ASGN, Inc.*	1,108	91,598

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Avis Budget Group, Inc.*	553	107,724
Axon Enterprise, Inc.*	1,501	337,500
Brink’s Co.	1,031	68,871
Builders FirstSource, Inc.*	3,267	290,044
CACI International, Inc. Cl A*	522	154,658
Carlisle Cos., Inc.	1,148	259,528
Chart Industries, Inc.*	944	118,378
Clean Harbors, Inc.*	1,117	159,240
Concentrix Corp.	948	115,229
Crane Hldgs. Co.	1,060	120,310
Curtiss-Wright Corp.	851	149,997
Donaldson Co., Inc.	2,701	176,483
EMCOR Group, Inc.	1,058	172,020
EnerSys	907	78,800
Esab Corp.	1,147	67,753
ExlService Hldgs., Inc.*	734	118,783
Exponent, Inc.	1,131	112,749
Flowserve Corp.	2,901	98,634
Fluor Corp.*	3,154	97,490
Fortune Brands Innovations, Inc.	2,847	167,204
FTI Consulting, Inc.*	764	150,775
GATX Corp.	782	86,036
Genpact Ltd.	3,735	172,632
Graco, Inc.	3,741	273,130
GXO Logistics, Inc.*	2,633	132,861
Hertz Global Hldgs., Inc.*	3,577	58,269
Hexcel Corp.	1,871	127,696
Hubbell, Inc. Cl B	1,190	289,539
Insperity, Inc.	790	96,025
ITT, Inc.	1,836	158,447
JetBlue Airways Corp.*	7,188	52,329
KBR, Inc.	3,045	167,627
Kirby Corp.*	1,330	92,701
Knight-Swift Transportation Hldgs., Inc. Cl A	3,567	201,821
Landstar System, Inc.	798	143,050
Lennox International, Inc.	717	180,168
Lincoln Electric Hldgs., Inc.	1,282	216,786
ManpowerGroup, Inc.	1,123	92,681
MasTec, Inc.*	1,315	124,189
Maximus, Inc.	1,349	106,166
MDU Resources Group, Inc.	4,513	137,556
Mercury Systems, Inc.*	1,290	65,945
Middleby Corp.*	1,196	175,346
MSA Safety, Inc.	818	109,203
MSC Industrial Direct Co., Inc. Cl A	1,051	88,284
nVent Electric PLC	3,698	158,792
Oshkosh Corp.	1,452	120,777
Owens Corning	2,075	198,785
Regal Rexnord Corp.	1,469	206,732
Ryder System, Inc.	1,116	99,592
Saia, Inc.*	588	159,983
Science Applications International Corp.	1,213	130,349
Simpson Manufacturing Co., Inc.	946	103,719
Stericycle, Inc.*	2,046	89,226
SunPower Corp. Cl A*	1,895	26,227
Sunrun, Inc.*	4,730	95,310
Terex Corp.	1,499	72,522
Tetra Tech, Inc.	1,182	173,648

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Timken Co.	1,470	120,128
Toro Co.	2,324	258,336
Trex Co., Inc.*	2,436	118,560
UFP Industries, Inc.	1,368	108,715
Univar Solutions, Inc.*	3,622	126,879
Valmont Industries, Inc.	474	151,339
Vicor Corp.*	495	23,235
Watsco, Inc.	739	235,120
Watts Water Technologies, Inc. Cl A	607	102,170
Werner Enterprises, Inc.	1,305	59,365
Woodward, Inc.	1,326	129,113
XPO, Inc.*	2,553	81,441

		10,405,249

INFORMATION TECHNOLOGY (10.0%)
ACI Worldwide, Inc.*	2,494	67,288
Allegro MicroSystems, Inc.*	1,446	69,394
Amkor Technology, Inc.	2,230	58,025
Arrow Electronics, Inc.*	1,294	161,582
Aspen Technology, Inc.*	647	148,079
Avnet, Inc.	2,028	91,666
Belden, Inc.	950	82,432
Blackbaud, Inc.*	990	68,607
Calix, Inc.*	1,264	67,738
Ciena Corp.*	3,294	173,001
Cirrus Logic, Inc.*	1,227	134,209
Cognex Corp.	3,838	190,173
Coherent Corp.*	2,604	99,160
CommVault Systems, Inc.*	989	56,116
Dynatrace, Inc.*	4,812	203,548
Envestnet, Inc.*	1,228	72,047
IPG Photonics Corp.*	714	88,043
Jabil, Inc.	2,958	260,777
Kyndryl Hldgs., Inc.*	4,545	67,084
Lattice Semiconductor Corp.*	3,042	290,511
Littelfuse, Inc.	550	147,450
Lumentum Hldgs., Inc.*	1,521	82,149
MACOM Technology Solutions Hldgs., Inc.*	1,145	81,112
Manhattan Associates, Inc.*	1,387	214,777
MKS Instruments, Inc.	1,270	112,547
National Instruments Corp.	2,898	151,884
NCR Corp.*	3,063	72,256
Novanta, Inc.*	793	126,158
Paylocity Hldg. Corp.*	916	182,083
Power Integrations, Inc.	1,265	107,070
Qualys, Inc.*	768	99,855
Silicon Laboratories, Inc.*	708	123,964
SiTime Corp.*	357	50,776
Super Micro Computer, Inc.*	1,035	110,279
Synaptics, Inc.*	875	97,256
TD SYNNEX Corp.	932	90,208
Teradata Corp.*	2,260	91,033
Universal Display Corp.	965	149,700
Vishay Intertechnology, Inc.	2,876	65,055
Vontier Corp.	3,507	95,881
Wolfspeed, Inc.*	2,762	179,392
Xerox Hldgs. Corp.	2,490	38,346

		4,918,711

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

MATERIALS (6.7%)
Alcoa Corp.	3,928	167,176
AptarGroup, Inc.	1,449	171,257
Ashland, Inc.	1,109	113,905
Avient Corp.	1,898	78,122
Axalta Coating Systems Ltd.*	4,895	148,270
Cabot Corp.	1,251	95,877
Chemours Co.	3,293	98,592
Cleveland-Cliffs, Inc.*	11,437	209,640
Commercial Metals Co.	2,600	127,140
Eagle Materials, Inc.	801	117,547
Greif, Inc. Cl A	569	36,058
Ingevity Corp.*	780	55,786
Louisiana-Pacific Corp.	1,592	86,302
MP Materials Corp.*	2,049	57,761
NewMarket Corp.	149	54,382
Olin Corp.	2,731	151,571
Reliance Steel & Aluminum Co.	1,303	334,532
Royal Gold, Inc.	1,457	188,987
RPM International, Inc.	2,865	249,943
Scotts Miracle-Gro Co.	906	63,184
Sensient Technologies Corp.	933	71,431
Silgan Hldgs., Inc.	1,857	99,665
Sonoco Products Co.	2,165	132,065
United States Steel Corp.	5,030	131,283
Valvoline, Inc.	3,816	133,331
Westlake Corp.	765	88,725
Worthington Industries, Inc.	673	43,509

		3,306,041

REAL ESTATE (7.4%)
Agree Realty Corp.	1,966	134,887
Apartment Income REIT Corp.	3,301	118,209
Brixmor Property Group, Inc.	6,656	143,237
Corporate Office Properties Trust	2,496	59,180
Cousins Properties, Inc.	3,363	71,901
CubeSmart	4,985	230,407
Douglas Emmett, Inc.	3,902	48,112
EastGroup Properties, Inc.	968	160,030
EPR Properties	1,665	63,436
First Industrial Realty Trust, Inc.	2,933	156,036
Healthcare Realty Trust, Inc. Cl A	8,447	163,281
Highwoods Properties, Inc.	2,335	54,149
Independence Realty Trust, Inc.	4,968	79,637
Jones Lang LaSalle, Inc.*	1,054	153,346
Kilroy Realty Corp.	2,339	75,784
Kite Realty Group Trust	4,863	101,734
Lamar Advertising Co. Cl A	1,937	193,487
Life Storage, Inc.	1,887	247,367
Macerich Co.	4,777	50,636
Medical Properties Trust, Inc.	13,294	109,277
National Retail Properties, Inc.	4,027	177,792
National Storage Affiliates Trust	1,876	78,379
Omega Healthcare Investors, Inc.	5,199	142,505
Park Hotels & Resorts, Inc.	4,990	61,676
Physicians Realty Trust	5,066	75,635
PotlatchDeltic Corp.	1,793	88,753
Rayonier, Inc.	3,269	108,727
Rexford Industrial Realty, Inc.	4,197	250,351
Sabra Health Care REIT, Inc.	5,127	58,960
Spirit Realty Capital, Inc.	3,100	123,504
Vornado Realty Trust	3,576	54,963

		3,635,378

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

UTILITIES (3.7%)
ALLETE, Inc.	1,269	81,686
Black Hills Corp.	1,445	91,180
Essential Utilities, Inc.	5,298	231,258
Hawaiian Electric Industries, Inc.	2,430	93,312
IDACORP, Inc.	1,123	121,655
National Fuel Gas Co.	2,038	117,674
New Jersey Resources Corp.	2,151	114,433
NorthWestern Corp.	1,283	74,234
OGE Energy Corp.	4,444	167,361
ONE Gas, Inc.	1,202	95,234
Ormat Technologies, Inc.	1,165	98,757
PNM Resources, Inc.	1,905	92,735
Portland General Electric Co.	1,982	96,900
Southwest Gas Hldgs., Inc.	1,443	90,115
Spire, Inc.	1,167	81,853
UGI Corp.	4,651	161,669

		1,810,056

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $44,963,570) 97.6%		48,044,954

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	4.33	05/16/23	200,000	198,925
U.S. Treasury Bill (1)	A-1+	4.60	04/20/23	200,000	199,520

					398,445

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $398,445) 0.8%					398,445

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
JP Morgan Chase, New York Time Deposit		4.08	04/03/23	496,380	496,380

TOTAL TEMPORARY CASH INVESTMENT (Cost: $496,380) 1.0%					496,380

TOTAL INVESTMENTS (Cost: $45,858,395) 99.4%					48,939,779

OTHER NET ASSETS 0.6%					274,420

NET ASSETS 100.0%					$49,214,199

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (6.9%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	1,843	46,083

CONSUMER STAPLES (0.3%)
Woolworths Group Ltd.	1,437	36,535

ENERGY (0.2%)
Woodside Energy Group Ltd.	842	18,812
Woodside Energy Group Ltd.	726	16,250

		35,062

FINANCIALS (1.6%)
ANZ Group Hldgs. Ltd.	3,654	56,313
National Australia Bank Ltd.	3,625	67,551
Suncorp Group Ltd.	12,980	105,472

		229,336

HEALTH CARE (0.6%)
Sonic Healthcare Ltd.	3,594	84,260

INDUSTRIALS (0.6%)
Aurizon Hldgs. Ltd.	40,377	90,950

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	594	26,170

MATERIALS (3.1%)
BHP Group Ltd.	11,667	368,867
Fortescue Metals Group Ltd.	6,162	92,632

		461,499

TOTAL AUSTRALIA		1,009,895

AUSTRIA (1.0%)
ENERGY (0.6%)
OMV AG	1,770	81,284

FINANCIALS (0.2%)
Raiffeisen Bank International AG*	1,467	22,520

MATERIALS (0.2%)
voestalpine AG	1,005	34,173

TOTAL AUSTRIA		137,977

DENMARK (4.5%)
CONSUMER DISCRETIONARY (0.8%)
Pandora A/S	1,295	124,307

FINANCIALS (0.4%)
Danske Bank A/S*	2,864	57,622

HEALTH CARE (2.3%)
Novo Nordisk A/S Cl B	2,147	340,997

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

INDUSTRIALS (1.0%)
AP Moller - Maersk A/S Cl B	81	147,238

TOTAL DENMARK		670,164

FINLAND (0.9%)
FINANCIALS (0.9%)
Nordea Bank Abp	10,381	110,850
Sampo OYJ Cl A	777	36,663

		147,513

FRANCE (12.5%)
COMMUNICATION SERVICES (1.5%)
Orange S.A.	7,525	89,398
Publicis Groupe S.A.	1,642	128,174

		217,572

CONSUMER DISCRETIONARY (2.5%)
Hermes International	30	60,758
La Francaise des Jeux SAEM†	1,053	43,887
LVMH Moet Hennessy Louis Vuitton SE	297	272,619

		377,264

CONSUMER STAPLES (1.4%)
Carrefour S.A.	6,005	121,407
Danone S.A.	1,476	91,842

		213,249

ENERGY (1.0%)
TotalEnergies SE	2,554	150,593
FINANCIALS (1.9%)
AXA S.A.	2,445	74,615
BNP Paribas S.A.	2,300	137,350
Societe Generale S.A.	3,533	79,603

		291,568

HEALTH CARE (1.2%)
Sanofi	1,710	185,499

INDUSTRIALS (2.1%)
Bouygues S.A.	2,863	96,558
Cie de Saint-Gobain	1,842	104,706
Eiffage S.A.	1,042	112,761

		314,025

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	721	29,742

UTILITIES (0.7%)
Engie S.A.	6,166	97,575

TOTAL FRANCE		1,877,087

GERMANY (4.6%)
COMMUNICATION SERVICES (0.7%)
Deutsche Telekom AG	4,454	107,930

CONSUMER DISCRETIONARY (1.7%)
Bayerische Motoren Werke AG	1,183	129,655
Mercedes-Benz Group AG	1,609	123,737

		253,392

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

INDUSTRIALS (0.8%)
Deutsche Post AG	2,419	113,295

MATERIALS (0.7%)
Covestro AG†	1,721	71,272
HeidelbergCement AG	362	26,432

		97,704

REAL ESTATE (0.3%)
LEG Immobilien SE	737	40,502
UTILITIES (0.4%)
RWE AG	1,429	61,488

TOTAL GERMANY		674,311

HONG KONG (1.8%)
INDUSTRIALS (0.7%)
CK Hutchison Hldgs. Ltd.	17,100	105,792

REAL ESTATE (1.1%)
Henderson Land Development Co. Ltd.	24,350	84,246
Sun Hung Kai Properties Ltd.	5,500	77,053

		161,299

TOTAL HONG KONG		267,091

ISRAEL (0.8%)
INFORMATION TECHNOLOGY (0.8%)
Check Point Software Technologies Ltd.*	944	122,720

ITALY (0.7%)
FINANCIALS (0.7%)
Assicurazioni Generali SpA	1,470	29,289
Poste Italiane SpA†	7,562	77,114

		106,403

JAPAN (19.1%)
COMMUNICATION SERVICES (0.8%)
Nintendo Co. Ltd.	3,150	122,360

CONSUMER DISCRETIONARY (2.7%)
Honda Motor Co. Ltd.	4,665	123,404
Iida Group Hldgs. Co. Ltd.	4,340	70,863
Toyota Motor Corp.	2,450	34,879
Yamaha Motor Co. Ltd.	3,730	97,624
ZOZO, Inc.	3,100	70,908

		397,678

CONSUMER STAPLES (1.4%)
Japan Tobacco, Inc.	5,670	119,779
Suntory Beverage & Food Ltd.	2,530	94,246

		214,025

ENERGY (0.7%)
ENEOS Hldgs., Inc.	27,100	95,088
Inpex Corp.	1,700	17,992

		113,080

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FINANCIALS (2.7%)
Dai-ichi Life Hldgs., Inc.	4,750	87,328
Daiwa Securities Group, Inc.	18,200	85,449
Japan Post Insurance Co. Ltd.	6,260	97,575
Mitsubishi UFJ Financial Group, Inc.	18,500	118,569

		388,921

HEALTH CARE (1.1%)
Takeda Pharmaceutical Co. Ltd.	4,965	163,081

INDUSTRIALS (6.5%)
AGC, Inc.	2,075	77,364
ITOCHU Corp.	4,220	137,441
Marubeni Corp.	11,900	161,849
Mitsubishi Corp.	4,050	145,553
Mitsui & Co. Ltd.	5,425	169,109
Mitsui OSK Lines Ltd.	1,450	36,365
Nippon Yusen KK	4,635	108,274
Sumitomo Corp.	7,600	134,647
Yamato Hldgs. Co. Ltd.	710	12,188

		982,790

INFORMATION TECHNOLOGY (3.2%)
Brother Industries Ltd.	5,090	76,691
Canon, Inc.	5,000	111,358
Keyence Corp.	275	134,790
Seiko Epson Corp.	5,820	83,163
Tokyo Electron Ltd.	645	78,803

		484,805

TOTAL JAPAN		2,866,740

LUXEMBOURG (0.7%)
MATERIALS (0.6%)
ArcelorMittal S.A.	3,190	96,645

REAL ESTATE (0.1%)
Aroundtown S.A.	15,558	22,241

TOTAL LUXEMBOURG		118,886

NETHERLANDS (3.8%)
CONSUMER STAPLES (0.9%)
Koninklijke Ahold Delhaize N.V.	3,706	126,616

FINANCIALS (0.8%)
ING Groep N.V.	10,152	120,559

INFORMATION TECHNOLOGY (2.1%)
ASML Hldg. N.V.	449	305,970

TOTAL NETHERLANDS		553,145

NORWAY (0.9%)
ENERGY (0.8%)
Aker BP ASA	1,007	24,693
Equinor ASA	2,955	83,993

		108,686

FINANCIALS (0.1%)
Gjensidige Forsikring ASA	1,081	17,674

TOTAL NORWAY		126,360

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

SINGAPORE (0.8%)
FINANCIALS (0.8%)
DBS Group Hldgs. Ltd.	4,931	122,589

SPAIN (4.0%)
COMMUNICATION SERVICES (0.8%)
Telefonica S.A.	27,556	118,679

CONSUMER DISCRETIONARY (0.3%)
Industria de Diseno Textil S.A.	1,098	36,888

FINANCIALS (2.2%)
Banco Bilbao Vizcaya Argentaria S.A.	22,084	157,887
Banco Santander S.A.	42,813	159,542

		317,429

UTILITIES (0.7%)
Red Electrica Corp. S.A.	6,275	110,417

TOTAL SPAIN		583,413

SWEDEN (1.0%)
CONSUMER DISCRETIONARY (0.6%)
H & M Hennes & Mauritz AB Cl B	5,785	82,711

FINANCIALS (0.4%)
Svenska Handelsbanken AB Cl A	7,324	63,432

UTILITIES (0.0%) (2)
Orron Energy ab	1,059	1,392

TOTAL SWEDEN		147,535

SWITZERLAND (10.6%)
CONSUMER DISCRETIONARY (2.0%)
Cie Financiere Richemont S.A.	1,072	171,902
Swatch Group AG	357	122,948

		294,850

CONSUMER STAPLES (2.1%)
Nestle S.A.	2,519	307,143

FINANCIALS (2.3%)
Partners Group Hldg. AG	100	94,172
UBS Group AG	8,146	172,376
Zurich Insurance Group AG	153	73,317

		339,865

HEALTH CARE (4.2%)
Novartis AG	3,103	284,913
Roche Hldg. AG	792	226,308
Sonova Hldg. AG	378	111,506

		622,727

TOTAL SWITZERLAND		1,564,585

UNITED KINGDOM (15.2%)
COMMUNICATION SERVICES (1.1%)
Vodafone Group PLC	87,923	96,984
WPP PLC	5,824	69,192

		166,176

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

CONSUMER DISCRETIONARY (1.2%)
Barratt Developments PLC	3,654	21,027
Burberry Group PLC	3,685	117,988
Persimmon PLC	2,865	44,485

		183,500

CONSUMER STAPLES (3.1%)
British American Tobacco PLC	4,561	159,877
Diageo PLC	3,751	167,399
Haleon PLC	5,280	20,974
Imperial Brands PLC	5,441	125,114

		473,364

ENERGY (1.5%)
Shell PLC	7,959	226,811

FINANCIALS (2.7%)
3i Group PLC	4,260	88,790
Barclays PLC	51,591	92,855
Direct Line Insurance Group PLC	17,440	29,625
Lloyds Banking Group PLC	202,091	118,814
NatWest Group PLC	24,246	79,112

		409,196

HEALTH CARE (0.5%)
GSK PLC	4,224	74,632

INDUSTRIALS (2.4%)
BAE Systems PLC	15,691	189,793
RELX PLC	4,958	160,568

		350,361

MATERIALS (2.7%)
Anglo American PLC	5,604	186,390
Rio Tinto PLC	3,013	204,508

		390,898

TOTAL UNITED KINGDOM		2,274,938

UNITED STATES (7.0%)
FINANCIALS (7.0%)
iShares Core MSCI Emerging Markets ETF	9,348	456,089
iShares MSCI Emerging Markets ex China ETF	2,479	122,289
Vanguard FTSE Emerging Markets ETF	11,464	463,146

		1,041,524

TOTAL COMMON STOCKS (Cost: $15,017,222) 96.8%		14,412,876

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (2.4%)
ANZ, London Time Deposit	2.20	04/03/23	AUD	4,286	2,865
BBVA, Madrid Time Deposit	4.08	04/03/23	USD	312,733	312,733
BNP Paribas, Paris Time Deposit	1.40	04/03/23	DKK	254,238	37,011
BNP Paribas, Paris Time Deposit	1.58	04/03/23	NOK	6,812	650
BNP Paribas, Paris Time Deposit	2.21	04/03/23	SGD	1	1
HSBC Bank, Hong Kong Time Deposit	0.92	04/03/23	HKD	7	1

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Sumitomo Mitsui Trust Bank, London Time Deposit	(0.53)	04/03/23	JPY	464,097	3,496

					356,757

TOTAL TEMPORARY CASH INVESTMENT (Cost: $356,757) 2.4%					356,757

TOTAL INVESTMENTS (Cost: $15,373,979) 99.2%					14,769,633

OTHER NET ASSETS 0.8%					124,494

NET ASSETS 100.0%					$14,894,127

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.0%)
U.S. Treasury Note	AA+	0.38	09/30/27	510,000	441,011
U.S. Treasury Note	AA+	0.50	04/30/27	600,000	528,258
U.S. Treasury Note	AA+	0.50	10/31/27	510,000	442,545
U.S. Treasury Note	AA+	0.63	11/30/27	505,000	440,198
U.S. Treasury Note	AA+	0.63	08/15/30	220,000	179,274
U.S. Treasury Note	AA+	0.75	05/31/26	170,000	154,634
U.S. Treasury Note	AA+	0.88	06/30/26	110,000	100,302
U.S. Treasury Note	AA+	1.13	02/15/31	630,000	530,504
U.S. Treasury Note	AA+	1.50	08/15/26	715,000	663,637
U.S. Treasury Note	AA+	1.50	11/30/28	1,490,000	1,329,068
U.S. Treasury Note	AA+	1.63	05/15/26	945,000	884,793
U.S. Treasury Note	AA+	1.63	09/30/26	430,000	400,219
U.S. Treasury Note	AA+	1.75	01/31/29	220,000	198,593
U.S. Treasury Note	AA+	2.38	04/30/26	250,000	239,785
U.S. Treasury Note	AA+	2.38	05/15/29	630,000	587,795
U.S. Treasury Note	AA+	2.63	05/31/27	1,570,000	1,505,360
U.S. Treasury Note	AA+	3.25	06/30/27	165,000	162,151
U.S. Treasury Note	AA+	4.13	11/15/32	635,000	667,246
U.S. Treasury Note	AA+	4.63	02/28/25	100,000	100,973

					9,556,346

U.S. GOVERNMENT AGENCIES (26.9%)
NON-MORTGAGE-BACKED OBLIGATIONS (26.9%)
FFCB	AA+	4.00	01/13/26	1,000,000	1,000,448
FHLB	AA+	0.50	04/14/25	840,000	781,336
FHLB	AA+	0.83	02/10/27	1,200,000	1,066,101
FHLMC	AA+	0.25	06/26/23	500,000	494,977
FHLMC	AA+	1.50	02/12/25	400,000	380,759
FNMA	AA+	0.50	06/17/25	1,500,000	1,386,167
FNMA	AA+	0.50	11/07/25	100,000	91,491
FNMA	AA+	0.63	04/22/25	400,000	371,903

					5,573,182

CORPORATE DEBT (26.1%)
COMMUNICATION SERVICES (1.7%)
AT&T, Inc.	BBB	2.75	06/01/31	50,000	43,091
Comcast Corp.	A-	2.35	01/15/27	100,000	93,148
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	50,000	45,584
TWDC Enterprises 18 Corp.	BBB+	1.85	07/30/26	50,000	46,160
Verizon Communications, Inc.	BBB+	4.02	12/03/29	78,000	74,667
Warnermedia Hldgs., Inc.†	BBB-	3.76	03/15/27	55,000	51,795

					354,445

CONSUMER DISCRETIONARY (2.5%)
Amazon.com, Inc.	AA	1.20	06/03/27	40,000	35,511
AutoZone, Inc.	BBB	3.25	04/15/25	55,000	53,141
Best Buy Co., Inc.	BBB+	1.95	10/01/30	45,000	36,603
Booking Hldgs., Inc.	A-	3.65	03/15/25	40,000	39,155
Brunswick Corp.	BBB-	0.85	08/18/24	100,000	93,398
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	30,000	30,490
Genuine Parts Co.	BBB	1.75	02/01/25	75,000	70,856
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	54,089
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	34,526
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	69,784

					517,553

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

CONSUMER STAPLES (1.1%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	100,000	94,802
Kellogg Co.	BBB	2.65	12/01/23	55,000	54,474
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	78,953

					228,229

ENERGY (1.3%)
Chevron USA, Inc.	AA-	1.02	08/12/27	70,000	61,644
Devon Energy Corp.	BBB	5.25	09/15/24	100,000	100,244
Exxon Mobil Corp.	AA-	2.28	08/16/26	70,000	65,697
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	35,000	34,203

					261,788

FINANCIALS (8.9%)
Aflac, Inc.	A-	1.13	03/15/26	45,000	40,764
Alleghany Corp.	AA	3.63	05/15/30	55,000	51,796
Allstate Corp.	A-	0.75	12/15/25	15,000	13,472
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	54,243
Bank of America Corp.	A-	1.32	06/19/26	70,000	63,988
Bank of America Corp.	A-	2.55	02/04/28	70,000	63,671
Bank of America Corp.	A-	3.37	01/23/26	80,000	76,939
Bank of America Corp.	A-	3.42	12/20/28	150,000	139,367
Brown & Brown, Inc.	BBB-	4.20	09/15/24	60,000	58,886
Capital One Financial Corp.	BBB	4.93	05/10/28	35,000	33,606
Citigroup, Inc.	BBB+	1.46	06/09/27	70,000	62,151
Citigroup, Inc.	BBB+	4.14	05/24/25	50,000	49,108
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	60,000	55,718
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	20,000	19,619
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	68,399
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	65,000	59,289
JPMorgan Chase & Co.	A-	1.47	09/22/27	60,000	52,914
JPMorgan Chase & Co.	A-	2.95	02/24/28	70,000	64,875
JPMorgan Chase & Co.	A-	3.51	01/23/29	70,000	65,496
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	35,000	34,403
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	25,000	25,609
Legg Mason, Inc.	A	3.95	07/15/24	55,000	54,078
Lincoln National Corp.	BBB+	4.00	09/01/23	55,000	54,789
Mercury General Corp.	BBB	4.40	03/15/27	85,000	82,153
Morgan Stanley	A-	2.48	01/21/28	70,000	63,936
Morgan Stanley	A-	4.43	01/23/30	25,000	24,113
Morgan Stanley	A-	5.12	02/01/29	75,000	75,596
Progressive Corp.	A	2.50	03/15/27	50,000	46,095
Signet UK Finance PLC	BB-	4.70	06/15/24	55,000	53,714
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	54,183
Synchrony Financial	BBB-	3.70	08/04/26	40,000	34,919
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	52,585
Wells Fargo & Co.	BBB+	3.00	10/23/26	70,000	65,484
Wells Fargo & Co.	BBB+	3.53	03/24/28	35,000	33,022

					1,848,980

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

HEALTH CARE (2.8%)
AbbVie, Inc.	BBB+	4.25	11/14/28	100,000	99,395
Aetna, Inc.	BBB	2.80	06/15/23	70,000	69,667
Amgen, Inc.	BBB+	5.15	03/02/28	55,000	56,156
Baxter International, Inc.	BBB	1.92	02/01/27	100,000	89,476
CVS Health Corp.	BBB	3.38	08/12/24	15,000	14,699
CVS Health Corp.	BBB	3.88	07/20/25	40,000	39,283
Elevance Health, Inc.	A	2.88	09/15/29	70,000	63,546
Humana, Inc.	BBB+	3.85	10/01/24	70,000	68,813
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	100,000	87,863

					588,898

INDUSTRIALS (1.4%)
Boeing Co.	BBB-	4.88	05/01/25	70,000	69,866
Lennox International, Inc.	BBB	1.70	08/01/27	100,000	88,073
Stanley Black & Decker, Inc.	A	2.30	02/24/25	100,000	95,411
Verisk Analytics, Inc.	BBB	4.00	06/15/25	45,000	43,931

					297,281

INFORMATION TECHNOLOGY (2.7%)
Apple, Inc.	AA+	2.05	09/11/26	100,000	93,517
Applied Materials, Inc.	A	3.90	10/01/25	100,000	98,674
Intel Corp.	A	4.88	02/10/28	90,000	91,447
Microsoft Corp.	AAA	2.40	08/08/26	70,000	66,620
Oracle Corp.	BBB	2.88	03/25/31	45,000	38,507
PayPal Hldgs., Inc.	A-	2.65	10/01/26	95,000	89,579
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	100,000	85,260

					563,604

MATERIALS (1.3%)
Ecolab, Inc.	A-	1.65	02/01/27	60,000	54,364
International Flavors & Fragrances, Inc.†	BBB-	1.23	10/01/25	80,000	71,551
Nucor Corp.	A-	3.95	05/23/25	50,000	49,195
Packaging Corp. of America	BBB	3.65	09/15/24	100,000	98,368

					273,478

REAL ESTATE (1.5%)
Boston Properties LP	BBB+	3.25	01/30/31	100,000	79,107
Crown Castle, Inc.	BBB	3.15	07/15/23	70,000	69,566
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	49,679
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	19,162
Prologis LP	A	1.75	07/01/30	40,000	32,468
Realty Income Corp.	A-	5.05	01/13/26	65,000	64,755

					314,737

UTILITIES (0.9%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	65,000	62,879
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	50,000	47,793
Southern Co.	BBB	3.25	07/01/26	70,000	66,744

					177,416

TOTAL CORPORATE DEBT					5,426,409

TOTAL LONG-TERM DEBT SECURITIES (Cost: $21,896,543) 99.0%					20,555,937

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
JP Morgan Chase, New York Time Deposit	4.08	04/03/23	98,945	98,945

TOTAL TEMPORARY CASH INVESTMENT (Cost: $98,945) 0.5%				98,945

TOTAL INVESTMENTS (Cost: $21,995,488) 99.5%				20,654,882

OTHER NET ASSETS 0.5%				104,386

NET ASSETS 100.0%				$20,759,268

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.9%)
U.S. Treasury Bond	AA+	1.13	05/15/40	1,425,000	948,237
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	727,074
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	172,197
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	464,109
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	174,554
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	256,711
U.S. Treasury Bond	AA+	4.00	11/15/52	465,000	493,481
U.S. Treasury Note	AA+	0.50	04/30/27	1,150,000	1,012,494
U.S. Treasury Note	AA+	0.63	05/15/30	275,000	225,124
U.S. Treasury Note	AA+	1.13	08/31/28	150,000	131,713
U.S. Treasury Note	AA+	1.25	05/31/28	825,000	733,573
U.S. Treasury Note	AA+	1.25	06/30/28	550,000	488,168
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	306,824
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	932,091
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,466,863
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,001,766
U.S. Treasury Note	AA+	2.38	05/15/27	1,105,000	1,049,534
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	990,872
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	805,449
U.S. Treasury Note	AA+	2.88	05/15/32	735,000	699,456
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	82,862
U.S. Treasury Note	AA+	4.63	02/28/25	175,000	176,702
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	346,155
U.S. Treasury Strip	AA+	0.00	08/15/29	90,000	71,567
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	143,460
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	132,508
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	122,021

					14,155,565

U.S. GOVERNMENT AGENCIES (34.7%)
MORTGAGE-BACKED OBLIGATIONS (34.7%)
FHLMC	AA+	2.00	11/01/50	83,374	69,137
FHLMC	AA+	2.00	02/01/51	173,665	145,362
FHLMC	AA+	2.50	12/01/27	11,864	11,378
FHLMC	AA+	2.50	06/01/35	24,164	22,486
FHLMC	AA+	2.50	10/01/49	63,169	54,837
FHLMC	AA+	2.50	11/01/50	230,260	200,524
FHLMC	AA+	2.50	04/01/51	179,613	155,115
FHLMC	AA+	2.50	10/01/51	110,893	95,667
FHLMC	AA+	2.50	02/01/52	274,590	236,876
FHLMC	AA+	3.00	02/01/32	27,380	26,182
FHLMC	AA+	3.00	11/01/42	6,576	5,991
FHLMC	AA+	3.00	03/01/43	19,302	17,802
FHLMC	AA+	3.00	04/01/43	17,413	16,059
FHLMC	AA+	3.00	04/01/43	112,432	103,700
FHLMC	AA+	3.00	04/01/43	106,858	98,557
FHLMC	AA+	3.00	09/15/43	4,429	4,308
FHLMC	AA+	3.00	04/15/45	3,730	3,656
FHLMC	AA+	3.00	09/01/46	28,215	25,890
FHLMC	AA+	3.00	09/01/46	43,994	40,354
FHLMC	AA+	3.00	11/01/46	9,062	8,199

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FHLMC	AA+	3.00	05/01/49	49,809	45,131
FHLMC	AA+	3.00	11/01/49	49,500	45,037
FHLMC	AA+	3.00	11/01/49	37,668	34,131
FHLMC	AA+	3.00	06/01/52	279,654	251,715
FHLMC	AA+	3.50	02/01/35	32,661	31,808
FHLMC	AA+	3.50	02/01/36	19,309	18,662
FHLMC	AA+	3.50	11/01/39	41,643	39,859
FHLMC	AA+	3.50	01/01/41	30,415	29,021
FHLMC	AA+	3.50	06/01/43	17,168	16,262
FHLMC	AA+	3.50	01/01/44	111,487	106,364
FHLMC	AA+	3.50	11/01/45	27,776	26,307
FHLMC	AA+	3.50	08/01/47	66,785	63,120
FHLMC	AA+	3.50	12/01/47	22,471	21,190
FHLMC	AA+	4.00	02/01/25	9,170	9,115
FHLMC	AA+	4.00	05/01/25	8,885	8,841
FHLMC	AA+	4.00	01/01/38	21,768	21,654
FHLMC	AA+	4.00	01/15/40	97,163	94,398
FHLMC	AA+	4.00	10/01/44	27,061	26,383
FHLMC	AA+	4.00	05/01/47	11,757	11,449
FHLMC	AA+	4.00	04/01/52	226,693	217,721
FHLMC	AA+	4.00	08/01/52	279,416	268,177
FHLMC	AA+	4.50	08/15/35	12,078	11,936
FHLMC	AA+	4.50	05/01/48	18,632	18,569
FHLMC	AA+	4.50	05/01/48	8,958	8,928
FHLMC	AA+	5.00	02/01/26	9,025	9,086
FHLMC	AA+	5.00	09/01/47	368,980	368,350
FHLMC	AA+	5.00	06/01/52	85,458	85,381
FHLMC	AA+	5.00	08/01/52	97,358	97,105
FHLMC	AA+	5.00	12/01/52	249,196	249,597
FHLMC	AA+	6.50	12/01/52	149,471	155,387
FHLMC ARM	AA+	1.92	10/01/51	617,606	543,467
FHLMC Strip	AA+	3.00	06/15/42	90,456	84,823
FHLMC Strip	AA+	3.00	01/15/43	24,481	22,586
FHLMC Strip	AA+	3.50	10/15/47	11,677	11,012
FNMA	AA+	1.82	09/01/51	462,594	407,369
FNMA	AA+	2.00	11/01/35	161,093	145,745
FNMA	AA+	2.00	07/01/36	418,658	378,926
FNMA	AA+	2.00	10/01/50	83,807	69,561
FNMA	AA+	2.00	10/01/50	189,129	157,260
FNMA	AA+	2.00	11/01/51	90,150	74,700
FNMA	AA+	2.00	03/01/52	184,616	152,919
FNMA	AA+	2.50	02/01/33	17,360	16,007
FNMA	AA+	2.50	05/01/35	15,315	14,243
FNMA	AA+	2.50	10/01/35	102,469	96,097
FNMA	AA+	2.50	04/01/42	179,409	158,390
FNMA	AA+	2.50	05/01/46	88,519	77,641
FNMA	AA+	2.50	01/01/51	530,621	463,797
FNMA	AA+	2.50	04/01/51	165,547	143,038
FNMA	AA+	2.50	04/01/51	175,267	151,268
FNMA	AA+	2.50	08/01/51	269,683	232,689
FNMA	AA+	2.50	12/01/51	637,217	549,722
FNMA	AA+	3.00	09/01/33	20,644	19,459
FNMA	AA+	3.00	03/01/36	17,577	16,475

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FNMA	AA+	3.00	04/25/42	7,358	7,235
FNMA	AA+	3.00	02/01/45	17,718	16,340
FNMA	AA+	3.00	03/01/45	2,988	2,704
FNMA	AA+	3.00	01/01/47	11,096	10,041
FNMA	AA+	3.00	12/01/47	6,577	5,973
FNMA	AA+	3.00	03/01/50	88,510	80,202
FNMA	AA+	3.00	01/01/52	286,585	257,476
FNMA	AA+	3.50	07/01/34	20,434	19,900
FNMA	AA+	3.50	10/01/34	20,962	20,416
FNMA	AA+	3.50	01/01/43	9,251	8,762
FNMA	AA+	3.50	08/01/43	36,009	34,136
FNMA	AA+	3.50	08/01/43	17,104	16,236
FNMA	AA+	3.50	08/01/44	26,945	24,915
FNMA	AA+	3.50	04/01/45	58,203	54,575
FNMA	AA+	3.50	05/01/45	39,432	37,253
FNMA	AA+	3.50	10/01/45	51,047	47,923
FNMA	AA+	3.50	02/01/46	36,121	34,102
FNMA	AA+	3.50	02/01/46	13,995	13,213
FNMA	AA+	3.50	09/01/47	58,284	55,027
FNMA	AA+	3.50	11/01/47	106,433	100,389
FNMA	AA+	3.50	04/01/48	4,862	4,512
FNMA	AA+	3.50	02/01/50	26,472	24,847
FNMA	AA+	3.50	06/01/51	288,678	269,121
FNMA	AA+	3.50	05/01/52	188,317	175,853
FNMA	AA+	4.00	01/01/31	30,833	30,104
FNMA	AA+	4.00	10/01/36	10,495	10,245
FNMA	AA+	4.00	05/01/43	56,576	55,371
FNMA	AA+	4.00	01/01/44	80,691	78,971
FNMA	AA+	4.00	11/01/45	15,290	15,020
FNMA	AA+	4.00	02/01/47	21,848	21,406
FNMA	AA+	4.00	04/01/49	145,167	140,998
FNMA	AA+	4.00	03/01/50	77,149	74,382
FNMA	AA+	4.00	07/01/52	95,859	92,138
FNMA	AA+	4.00	07/01/56	18,031	17,601
FNMA	AA+	4.50	05/01/30	71,074	71,037
FNMA	AA+	4.50	12/01/39	36,956	37,059
FNMA	AA+	4.50	07/01/40	60,683	59,276
FNMA	AA+	4.50	07/01/42	75,417	75,846
FNMA	AA+	4.50	04/01/44	15,623	15,615
FNMA	AA+	4.50	11/01/47	22,258	22,185
FNMA	AA+	4.50	11/01/47	16,992	17,210
FNMA	AA+	4.50	11/01/47	19,317	19,327
FNMA	AA+	4.50	02/01/49	14,017	13,963
FNMA	AA+	4.50	05/01/50	153,163	151,715
FNMA	AA+	4.81	09/01/29	99,700	101,551
FNMA	AA+	5.00	10/01/25	16,020	16,129
FNMA	AA+	5.00	08/01/37	37,520	38,315
FNMA	AA+	5.00	06/01/52	476,109	475,091
FNMA	AA+	5.50	09/01/25	14,828	14,977
FNMA	AA+	5.50	05/01/38	44,643	46,071
FNMA	AA+	6.00	03/01/36	9,846	10,164
FNMA	AA+	6.00	04/01/37	8,084	8,330
FNMA	AA+	6.00	12/01/37	16,621	17,337

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FRESB Multifamily Mortgage	AA+	2.37	10/25/26	21,135	19,674
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	13,440	13,009
GNMA(3)	AA+	2.50	10/20/51	96,828	83,287
GNMA(3)	AA+	3.00	07/16/36	32,529	30,244
GNMA(3)	AA+	3.00	01/15/46	50,352	46,429
GNMA(3)	AA+	3.00	03/15/46	65,626	60,514
GNMA(3)	AA+	3.00	07/15/46	83,339	76,845
GNMA(3)	AA+	3.00	02/20/47	22,809	20,774
GNMA(3)	AA+	3.00	10/20/51	97,261	86,654
GNMA(3)	AA+	3.50	02/20/42	8,705	8,096
GNMA(3)	AA+	3.50	07/15/42	22,334	21,704
GNMA(3)	AA+	3.50	03/20/45	21,103	19,364
GNMA(3)	AA+	3.50	05/20/45	27,317	25,986
GNMA(3)	AA+	4.00	04/15/24	15,916	15,773
GNMA(3)	AA+	4.00	01/20/41	16,716	16,402
GNMA(3)	AA+	4.00	08/15/41	12,801	12,390
GNMA(3)	AA+	4.00	12/15/41	19,131	18,573
GNMA(3)	AA+	4.00	08/20/42	7,618	7,522
GNMA(3)	AA+	4.50	10/15/40	29,285	29,574
GNMA(3)	AA+	5.00	06/20/39	11,325	11,369
GNMA(3)	AA+	5.50	01/15/36	54,032	55,151

					11,467,877

CORPORATE DEBT (20.7%)
COMMUNICATION SERVICES (1.5%)
AT&T, Inc.	BBB	2.75	06/01/31	85,000	73,255
Comcast Corp.	A-	3.40	04/01/30	160,000	149,589
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	85,000	77,493
Verizon Communications, Inc.	BBB+	4.02	12/03/29	60,000	57,436
Warnermedia Hldgs., Inc.†	BBB-	4.28	03/15/32	90,000	80,352
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	50,000	50,253

					488,378

CONSUMER DISCRETIONARY (1.8%)
Amazon.com, Inc.	AA	1.20	06/03/27	80,000	71,022
AutoZone, Inc.	BBB	3.25	04/15/25	115,000	111,113
AutoZone, Inc.	BBB	3.75	04/18/29	35,000	32,823
Best Buy Co., Inc.	BBB+	1.95	10/01/30	65,000	52,871
Brunswick Corp.	BBB-	2.40	08/18/31	140,000	106,225
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	50,000	50,817
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	103,260
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	29,594
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	39,106

					596,831

CONSUMER STAPLES (0.7%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	60,000	51,028
Hormel Foods Corp.	A-	1.80	06/11/30	60,000	50,103
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	39,497
Sysco Corp.	BBB	3.75	10/01/25	75,000	73,003

					213,631

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.85	12/15/25	50,000	50,803
Energy Transfer LP	BBB-	5.55	02/15/28	30,000	30,464
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	103,954
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	60,000	58,634

					243,855

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FINANCIALS (7.0%)
Aflac, Inc.	A-	1.13	03/15/26	85,000	76,999
Alleghany Corp.	AA	3.63	05/15/30	85,000	80,049
Allstate Corp.	A-	0.75	12/15/25	30,000	26,945
American Express Co.	BBB	3.63	12/05/24	105,000	102,319
Bank of America Corp.	A-	2.97	02/04/33	75,000	63,153
Bank of America Corp.	A-	3.37	01/23/26	60,000	57,704
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	101,592
Block Financial LLC	BBB	5.25	10/01/25	65,000	64,616
Capital One Financial Corp.	BBB	4.93	05/10/28	60,000	57,611
Citigroup, Inc.	BBB+	3.79	03/17/33	105,000	94,112
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	101,692
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	75,000	73,571
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	102,599
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	160,000	137,303
JPMorgan Chase & Co.	A-	1.47	09/22/27	75,000	66,143
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	95,000	93,379
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	140,000	143,410
Kemper Corp.	BBB-	3.80	02/23/32	85,000	73,198
Kemper Corp.	BBB-	4.35	02/15/25	40,000	39,474
Lincoln National Corp.	BBB+	4.00	09/01/23	85,000	84,674
Mercury General Corp.	BBB	4.40	03/15/27	65,000	62,823
Morgan Stanley	A-	2.70	01/22/31	160,000	137,793
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	100,493
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	19,944
Signet UK Finance PLC	BB-	4.70	06/15/24	105,000	102,545
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	29,554
Synchrony Financial	BBB-	3.70	08/04/26	55,000	48,014
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	100,389
Wells Fargo & Co.	BBB+	3.53	03/24/28	60,000	56,609

					2,298,707

HEALTH CARE (2.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	160,000	159,032
Amgen, Inc.	BBB+	5.25	03/02/33	50,000	51,370
Baxter International, Inc.	BBB	2.54	02/01/32	55,000	44,778
CVS Health Corp.	BBB	3.75	04/01/30	175,000	163,711
Elevance Health, Inc.	A	2.88	09/15/29	135,000	122,552
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	39,263
Humana, Inc.	BBB+	3.85	10/01/24	65,000	63,897
Merck & Co., Inc.	A+	2.15	12/10/31	130,000	110,057
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	14,537
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	160,000	133,362

					902,559

INDUSTRIALS (1.0%)
Boeing Co.	BBB-	4.88	05/01/25	90,000	89,828
Hexcel Corp.	BB+	4.95	08/15/25	80,000	78,467
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	170,842

					339,137

INFORMATION TECHNOLOGY (3.0%)
Apple, Inc.	AA+	2.05	09/11/26	140,000	130,924
Applied Materials, Inc.	A	3.90	10/01/25	205,000	202,281
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	19,408

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Intel Corp.	A	5.20	02/10/33	85,000	86,572
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	103,884
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	19,645
Oracle Corp.	BBB	4.90	02/06/33	80,000	78,357
PayPal Hldgs., Inc.	A-	2.65	10/01/26	175,000	165,015
QUALCOMM, Inc.	A	4.25	05/20/32	35,000	35,013
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	175,000	149,206

					990,305

MATERIALS (1.0%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	85,000	74,943
Eagle Materials, Inc.	BBB	2.50	07/01/31	163,000	133,497
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	102,154

					310,594

REAL ESTATE (0.9%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	15,000	14,057
Boston Properties LP	BBB+	3.25	01/30/31	150,000	118,660
Healthpeak OP LLC	BBB+	3.40	02/01/25	80,000	77,526
Prologis LP	A	1.75	07/01/30	70,000	56,820
Realty Income Corp.	A-	4.85	03/15/30	35,000	34,481

					301,544

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	39,958
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	95,000	90,808

					130,766

TOTAL CORPORATE DEBT					6,816,307

TOTAL LONG-TERM DEBT SECURITIES (Cost: $36,499,709) 98.3%					32,439,749

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit		4.08	04/03/23	372,113	372,113

TOTAL TEMPORARY CASH INVESTMENT (Cost: $372,113) 1.2%					372,113

TOTAL INVESTMENTS (Cost: $36,871,822) 99.5%					32,811,862

OTHER NET ASSETS 0.5%					179,855

NET ASSETS 100.0%					$32,991,717

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (25.1%)	149,800	2,005,817
Equity Index Portfolio (27.8%)	36,750	2,221,161
International Portfolio (6.1%)	55,288	485,980
Mid-Cap Equity Index Portfolio (6.1%)	18,790	490,033
Mid-Term Bond Portfolio (34.8%)	276,443	2,786,547

TOTAL INVESTMENTS (Cost: $8,282,411) 99.9%		7,989,538

OTHER NET ASSETS 0.1%		6,158

NET ASSETS 100.0%		$7,995,696

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (20.8%)	307,038	4,111,242
Equity Index Portfolio (37.7%)	123,446	7,461,053
International Portfolio (10.7%)	242,000	2,127,182
Mid-Cap Equity Index Portfolio (15.9%)	120,386	3,139,674
Mid-Term Bond Portfolio (14.9%)	292,905	2,952,486

TOTAL INVESTMENTS (Cost: $19,614,751) 100.0%		19,791,637

OTHER NET ASSETS 0.0% (2)		4,653

NET ASSETS 100.0%		$19,796,290

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.5%)	52,856	707,741
Equity Index Portfolio (37.9%)	28,667	1,732,637
International Portfolio (15.0%)	78,165	687,068
Mid-Cap Equity Index Portfolio (20.8%)	36,486	951,544
Small Cap Growth Portfolio (5.3%)	16,735	240,815
Small Cap Value Portfolio (5.3%)	16,033	241,458

TOTAL INVESTMENTS (Cost: $4,429,721) 99.8%		4,561,263

OTHER NET ASSETS 0.2%		8,884

NET ASSETS 100.0%		$4,570,147

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.2%)	82,456	1,104,087
Equity Index Portfolio (20.9%)	12,684	766,594
International Portfolio (1.3%)	5,421	47,654
Mid-Cap Equity Index Portfolio (5.0%)	7,037	183,537
Mid-Term Bond Portfolio (32.9%)	119,457	1,204,131
Money Market Portfolio (9.5%)	27,778	347,391

TOTAL INVESTMENTS (Cost: $4,151,568) 99.8%		3,653,394

OTHER NET ASSETS 0.2%		7,455

NET ASSETS 100.0%		$3,660,849

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.9%)	122,086	1,634,736
Equity Index Portfolio (23.5%)	20,581	1,243,896
International Portfolio (3.7%)	22,350	196,460
Mid-Cap Equity Index Portfolio (6.0%)	12,038	313,945
Mid-Term Bond Portfolio (29.3%)	153,781	1,550,111
Money Market Portfolio (6.5%)	27,369	342,272

TOTAL INVESTMENTS (Cost: $5,338,295) 99.9%		5,281,420

OTHER NET ASSETS 0.1%		6,763

NET ASSETS 100.0%		$5,288,183

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.2%)	322,814	4,322,481
Equity Index Portfolio (25.3%)	59,777	3,612,893
International Portfolio (7.2%)	117,222	1,030,385
Mid-Cap Equity Index Portfolio (7.5%)	41,407	1,079,899
Mid-Term Bond Portfolio (22.2%)	315,480	3,180,035
Money Market Portfolio (4.0%)	45,279	566,260
Small Cap Growth Portfolio (1.5%)	14,820	213,264
Small Cap Value Portfolio (2.1%)	19,517	293,929

TOTAL INVESTMENTS (Cost: $14,398,619) 100.0%		14,299,146

OTHER NET ASSETS 0.0% (2)		5,991

NET ASSETS 100.0%		$14,305,137

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.2%)	422,845	5,661,900
Equity Index Portfolio (29.9%)	106,826	6,456,544
International Portfolio (11.1%)	272,664	2,396,720
Mid-Cap Equity Index Portfolio (8.8%)	72,634	1,894,283
Mid-Term Bond Portfolio (17.2%)	369,991	3,729,506
Money Market Portfolio (2.8%)	48,194	602,714
Small Cap Equity Index Portfolio (0.8%)	19,233	179,829
Small Cap Growth Portfolio (1.0%)	15,307	220,262
Small Cap Value Portfolio (2.2%)	31,879	480,094

TOTAL INVESTMENTS (Cost: $21,598,972) 100.0%		21,621,852

OTHER NET ASSETS 0.0% (2)		10,692

NET ASSETS 100.0%		$21,632,544

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (20.8%)	241,584	3,234,812
Equity Index Portfolio (35.4%)	90,976	5,498,584
International Portfolio (13.2%)	232,550	2,044,110
Mid-Cap Equity Index Portfolio (10.4%)	61,701	1,609,151
Mid-Term Bond Portfolio (12.4%)	190,493	1,920,169
Money Market Portfolio (2.6%)	32,508	406,544
Small Cap Equity Index Portfolio (1.2%)	20,355	190,321
Small Cap Growth Portfolio (1.2%)	12,715	182,975
Small Cap Value Portfolio (2.7%)	27,802	418,691

TOTAL INVESTMENTS (Cost: $15,465,727) 99.9%		15,505,357

OTHER NET ASSETS 0.1%		12,561

NET ASSETS 100.0%		$15,517,918

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (18.1%)	119,324	1,597,742
Equity Index Portfolio (39.8%)	58,273	3,522,006
International Portfolio (15.9%)	160,411	1,410,016
Mid-Cap Equity Index Portfolio (13.0%)	44,177	1,152,138
Mid-Term Bond Portfolio (5.0%)	43,612	439,605
Money Market Portfolio (2.0%)	14,045	175,647
Small Cap Equity Index Portfolio (2.4%)	22,928	214,379
Small Cap Growth Portfolio (1.7%)	10,565	152,031
Small Cap Value Portfolio (2.0%)	11,536	173,731

TOTAL INVESTMENTS (Cost: $8,768,364) 99.9%		8,837,295

OTHER NET ASSETS 0.1%		12,051

NET ASSETS 100.0%		$8,849,346

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.0%)	86,452	1,157,587
Equity Index Portfolio (43.5%)	55,422	3,349,711
International Portfolio (18.1%)	158,182	1,390,424
Mid-Cap Equity Index Portfolio (14.5%)	42,961	1,120,413
Money Market Portfolio (1.7%)	10,554	131,989
Small Cap Equity Index Portfolio (2.0%)	16,165	151,143
Small Cap Growth Portfolio (2.5%)	13,135	189,019
Small Cap Value Portfolio (2.6%)	13,063	196,727

TOTAL INVESTMENTS (Cost: $7,739,967) 99.9%		7,687,013

OTHER NET ASSETS 0.1%		11,174

NET ASSETS 100.0%		$7,698,187

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.7%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.9%)	35,166	470,867
Equity Index Portfolio (45.8%)	32,620	1,971,527
International Portfolio (19.3%)	94,276	828,686
Mid-Cap Equity Index Portfolio (14.3%)	23,620	615,999
Money Market Portfolio (1.3%)	4,603	57,568
Small Cap Equity Index Portfolio (2.4%)	11,035	103,175
Small Cap Growth Portfolio (2.6%)	7,695	110,732
Small Cap Value Portfolio (3.1%)	8,890	133,877

TOTAL INVESTMENTS (Cost: $4,214,034) 99.7%		4,292,431

OTHER NET ASSETS 0.3%		12,406

NET ASSETS 100.0%		$4,304,837

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.7%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (9.1%)	29,448	394,307
Equity Index Portfolio (47.0%)	33,865	2,046,819
International Portfolio (19.4%)	96,241	845,962
Mid-Cap Equity Index Portfolio (14.2%)	23,752	619,448
Money Market Portfolio (0.9%)	3,154	39,441
Small Cap Equity Index Portfolio (3.3%)	15,474	144,684
Small Cap Growth Portfolio (2.6%)	7,968	114,655
Small Cap Value Portfolio (3.2%)	9,381	141,274

TOTAL INVESTMENTS (Cost: $4,303,726) 99.7%		4,346,590

OTHER NET ASSETS 0.3%		11,050

NET ASSETS 100.0%		$4,357,640

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.1%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (7.5%)	5,886	78,817
Equity Index Portfolio (45.4%)	7,877	476,093
International Portfolio (20.3%)	24,161	212,373
Mid-Cap Equity Index Portfolio (14.8%)	5,963	155,518
Money Market Portfolio (1.5%)	1,259	15,751
Small Cap Equity Index Portfolio (2.5%)	2,799	26,170
Small Cap Growth Portfolio (3.4%)	2,436	35,049
Small Cap Value Portfolio (3.7%)	2,547	38,352

TOTAL INVESTMENTS (Cost: $1,053,924) 99.1%		1,038,123

OTHER NET ASSETS 0.9%		9,937

NET ASSETS 100.0%		$1,048,060

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.1%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (5.9%)	3,436	46,003
Equity Index Portfolio (45.4%)	5,893	356,186
International Portfolio (21.8%)	19,483	171,256
Mid-Cap Equity Index Portfolio (14.6%)	4,400	114,742
Money Market Portfolio (1.0%)	657	8,214
Small Cap Equity Index Portfolio (3.3%)	2,750	25,711
Small Cap Growth Portfolio (3.6%)	1,959	28,189
Small Cap Value Portfolio (3.5%)	1,812	27,292

TOTAL INVESTMENTS (Cost: $828,753) 99.1%		777,593

OTHER NET ASSETS 0.9%		7,027

NET ASSETS 100.0%		$784,620

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association

*Non-income producing security.

**Ratings as per Standard & Poor’s Corporation (unaudited).

†Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
INTERNATIONAL PORTFOLIO	$192,273	1.3%
MID-TERM BOND PORTFOLIO	$142,965	0.7%
BOND PORTFOLIO	$153,923	0.5%

††	Level 3 Security.
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Portfolios as of March 31, 2023, was as follows:

Portfolio	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX PORTFOLIO	4	E-mini S&P 500 Stock Index	P	June 2023	$827,550	$37,240	0.8%
MID-CAP EQUITY INDEX PORTFOLIO	2	E-mini S&P MidCap 400 Stock Index	P	June 2023	$505,940	$11,952	1.0%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of March 31, 2023, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the Small Cap Equity Index Portfolio (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2023. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of March 31, 2023:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Portfolio
Common Stock-Indexed	$106,550,289	-	-		$106,550,289
Short-Term Debt Securities	-	$1,498,207	-		$1,498,207
Temporary Cash Investment	-	$73,162	-		$73,162

	$106,550,289	$1,571,369	-		$108,121,658

All America Portfolio
Common Stock	$14,800,487	-	-		$14,800,487
Temporary Cash Investment	-	$228,564	-		$228,564

	$14,800,487	$228,564	-		$15,029,051

Small Cap Value Portfolio
Common Stock	$9,172,937	-	-		$9,172,937
Temporary Cash Investment	-	$271,784	-		$271,784

	$9,172,937	$271,784	-		$9,444,721

Small Cap Growth Portfolio
Common Stock	$10,428,510	-	-		$10,428,510
Temporary Cash Investment	-	$202,225	-		$202,225

	$10,428,510	$202,225	-		$10,630,735

Small Cap Equity Index Portfolio
Common Stock-Indexed	$7,138,240	-	-	(a)	$7,138,240
Temporary Cash Investment	-	$29,223	-		$29,223

	$7,138,240	$29,223	-		$7,167,463

Mid Cap Value Portfolio
Common Stock	$3,975,910	-	-		$3,975,910
Temporary Cash Investment	-	$95,409	-		$95,409

	$3,975,910	$95,409	-		$4,071,319

Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$48,044,954	-	-		$48,044,954
Short-Term Debt Securities	-	$398,445	-		$398,445
Temporary Cash Investment	-	$496,380	-		$496,380

	$48,044,954	$894,825	-		$48,939,779

International Portfolio
Common Stock	$1,164,244	$13,248,632	-		$14,412,876
Temporary Cash Investment	-	$356,757	-		$356,757

	$1,164,244	$13,605,389	-		$14,769,633

Retirement Income Portfolio
Common Stock	$3,653,394	-	-		$3,653,394

2015 Retirement Portfolio
Common Stock	$5,281,420	-	-		$5,281,420

2020 Retirement Portfolio
Common Stock	$14,299,146	-	-		$14,299,146

2025 Retirement Portfolio
Common Stock	$21,621,852	-	-		$21,621,852

2030 Retirement Portfolio
Common Stock	$15,505,357	-	-		$15,505,357

2035 Retirement Portfolio
Common Stock	$8,837,295	-	-		$8,837,295

2040 Retirement Portfolio
Common Stock	$7,687,013	-	-		$7,687,013

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

2045 Retirement Portfolio
Common Stock	$4,292,431	-	-	$4,292,431

2050 Retirement Portfolio
Common Stock	$4,346,590	-	-	$4,346,590

2055 Retirement Portfolio
Common Stock	$1,038,123	-	-	$1,038,123

2060 Retirement Portfolio
Common Stock	$777,593	-	-	$777,593

Conservative Allocation Portfolio
Common Stock	$7,989,538	-	-	$7,989,538

Moderate Allocation Portfolio
Common Stock	$19,791,637	-	-	$19,791,637

Aggressive Allocation Portfolio
Common Stock	$4,561,263	-	-	$4,561,263

Mid-Term Bond Portfolio
U.S. Government Debt	-	$9,556,346	-	$9,556,346
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,573,182	-	$5,573,182
Long-Term Corporate Debt	-	$5,426,409	-	$5,426,409
Temporary Cash Investment	-	$98,945	-	$98,945

	-	$20,654,882	-	$20,654,882

Bond Portfolio
U.S. Government Debt	-	$14,155,565	-	$14,155,565
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$11,467,877	-	$11,467,877
Long-Term Corporate Debt	-	$6,816,307	-	$6,816,307
Temporary Cash Investment	-	$372,113	-	$372,113

	-	$32,811,862	-	$32,811,862
Other Financial Instruments:**
Equity Index Portfolio	$37,240	-	-	$37,240
Mid-Cap Equity Index Portfolio	$11,952	-	-	$11,952

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

for the Three Months Ended March 31, 2023

	Balance December 31, 2022(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2023(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2022
Small Cap Equity Index Portfolio - Indexed Common Stock	$-	(b),(c)	-	-	-	-	-	-	$-	(b),(c)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(c)	Level 3 securities, OmniAb, Inc. Cl CR3 and OmniAb, Inc. Cl CR4 - common stocks with $0 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when there is no possibility to purchase or redeem shares of the Funds. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio and Mid-Cap Equity Index Portfolio each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the portfolios’ use of futures contracts at their fair values as of March 31, 2023 and for the three months ended March 31, 2023:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$37,240	$11,952

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(33,118)	$(15,353)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$85,828	$29,192

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Investments in affiliated investment companies during the three months ended March 31, 2023 were as follows:

Affiliated Investment Company	Value as of December 31, 2022	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of March 31, 2023
Retirement Income Portfolio
Bond Portfolio	$1,525,323	$1,974	$(88,991)	$127,572	$(461,791)	$1,104,087
Equity Index Portfolio	972,416	1,129	336,025	(263,072)	(279,904)	766,594
International Portfolio	39,973	50,282	(252)	2,819	(45,168)	47,654
Mid-Cap Equity Index Portfolio	232,801	282	(1,789)	13,434	(61,191)	183,537
Mid-Term Bond Portfolio	1,540,663	1,692	(40,852)	69,587	(366,959)	1,204,131
Money Market Portfolio	404,238	282	528	3,548	(61,205)	347,391

Total	$4,715,414	$55,641	$204,669	$(46,112)	$(1,276,218)	$3,653,394

2015 Retirement Portfolio
Bond Portfolio	$1,615,899	$11,095	$(3,051)	$53,353	$(42,560)	$1,634,736
Equity Index Portfolio	1,176,070	7,290	2,697	82,472	(24,633)	1,243,896
International Portfolio	187,361	1,585	(131)	13,418	(5,773)	196,460
Mid-Cap Equity Index Portfolio	306,422	1,585	536	10,786	(5,384)	313,945
Mid-Term Bond Portfolio	1,538,073	8,559	(1,341)	36,360	(31,540)	1,550,111
Money Market Portfolio	342,645	1,585	27	3,696	(5,681)	342,272

Total	$5,166,470	$31,699	$(1,263)	$200,085	$(115,571)	$5,281,420

2020 Retirement Portfolio
Bond Portfolio	$4,369,741	$31,362	$(16,540)	$156,158	$(218,240)	$4,322,481
Equity Index Portfolio	3,480,984	22,401	14,055	230,742	(135,289)	3,612,893
International Portfolio	994,751	6,272	(905)	71,632	(41,365)	1,030,385
Mid-Cap Equity Index Portfolio	1,072,739	6,272	3,825	35,024	(37,961)	1,079,899
Mid-Term Bond Portfolio	3,203,634	17,025	(5,215)	78,855	(114,264)	3,180,035
Money Market Portfolio	584,545	4,480	115	6,118	(28,998)	566,260
Small Cap Growth Portfolio	204,016	896	(97)	14,335	(5,886)	213,264
Small Cap Value Portfolio	301,559	897	215	(3,082)	(5,660)	293,929

Total	$14,211,969	$89,605	$(4,547)	$589,782	$(587,663)	$14,299,146

2025 Retirement Portfolio
Bond Portfolio	$5,777,966	$104,717	$(121,118)	$220,880	$(320,545)	$5,661,900
Equity Index Portfolio	6,265,444	98,172	140,825	397,402	(445,299)	6,456,544
International Portfolio	2,321,813	32,724	(12,168)	168,437	(114,086)	2,396,720
Mid-Cap Equity Index Portfolio	1,891,715	26,178	35,456	58,461	(117,527)	1,894,283
Mid-Term Bond Portfolio	3,770,708	45,813	(30,886)	95,545	(151,674)	3,729,506
Money Market Portfolio	622,625	9,817	637	6,351	(36,716)	602,714
Small Cap Equity Index Portfolio	183,687	3,272	(1,762)	5,724	(11,092)	179,829
Small Cap Growth Portfolio	214,341	3,272	(1,432)	15,364	(11,283)	220,262
Small Cap Value Portfolio	493,268	3,273	1,790	(5,081)	(13,156)	480,094

Total	$21,541,567	$327,238	$11,342	$963,083	$(1,221,378)	$21,621,852

2030 Retirement Portfolio
Bond Portfolio	$3,092,732	$162,609	$(14,945)	$107,164	$(112,748)	$3,234,812
Equity Index Portfolio	5,053,251	218,895	21,277	352,451	(147,290)	5,498,584
International Portfolio	1,886,924	75,050	(2,980)	135,951	(50,835)	2,044,110
Mid-Cap Equity Index Portfolio	1,531,806	62,541	5,593	51,311	(42,100)	1,609,151
Mid-Term Bond Portfolio	1,858,645	62,542	(3,317)	44,690	(42,391)	1,920,169
Money Market Portfolio	396,094	18,762	88	4,281	(12,681)	406,544
Small Cap Equity Index Portfolio	181,898	12,508	(3,264)	7,741	(8,562)	190,321
Small Cap Growth Portfolio	169,317	6,254	(214,337)	232,929	(11,188)	182,975
Small Cap Value Portfolio	420,897	6,254	198	(4,436)	(4,222)	418,691

Total	$14,591,564	$625,415	$(211,687)	$932,082	$(432,017)	$15,505,357

2035 Retirement Portfolio
Bond Portfolio	$1,459,501	$96,597	$6,149	$44,994	$(9,499)	$1,597,742
Equity Index Portfolio	3,095,090	193,193	(7,449)	236,377	4,795	3,522,006
International Portfolio	1,248,921	72,448	1,180	89,883	(2,416)	1,410,016
Mid-Cap Equity Index Portfolio	1,050,406	62,789	(1,911)	39,836	1,018	1,152,138
Mid-Term Bond Portfolio	411,252	19,319	66	9,348	(380)	439,605
Money Market Portfolio	159,564	14,489	(33)	1,824	(197)	175,647
Small Cap Equity Index Portfolio	195,333	14,489	(233)	4,775	15	214,379
Small Cap Growth Portfolio	137,656	4,830	8,127	10,112	(8,694)	152,031
Small Cap Value Portfolio	170,752	4,829	17	(1,772)	(95)	173,731

Total	$7,928,475	$482,983	$5,913	$435,377	$(15,453)	$8,837,295

2040 Retirement Portfolio
Bond Portfolio	$1,086,281	$46,530	$(4,415)	$34,105	$(4,914)	$1,157,587
Equity Index Portfolio	3,014,218	127,960	10,708	223,951	(27,126)	3,349,711
International Portfolio	1,256,774	52,346	(2,369)	89,715	(6,042)	1,390,424
Mid-Cap Equity Index Portfolio	1,046,920	40,714	2,910	38,128	(8,259)	1,120,413
Money Market Portfolio	125,636	5,816	24	1,400	(887)	131,989
Small Cap Equity Index Portfolio	142,769	5,816	247	3,364	(1,053)	151,143
Small Cap Growth Portfolio	172,188	5,815	(334)	11,967	(617)	189,019
Small Cap Value Portfolio	193,901	5,816	111	(2,149)	(952)	196,727

Total	$7,038,687	$290,813	$6,882	$400,481	$(49,850)	$7,687,013

2045 Retirement Portfolio
Bond Portfolio	$439,342	$20,241	$(1,378)	$13,614	$(952)	$470,867
Equity Index Portfolio	1,757,188	86,482	6,018	132,678	(10,839)	1,971,527
International Portfolio	742,995	34,961	(279)	53,164	(2,155)	828,686
Mid-Cap Equity Index Portfolio	570,452	25,761	1,760	21,229	(3,203)	615,999
Money Market Portfolio	53,532	3,680	11	605	(260)	57,568
Small Cap Equity Index Portfolio	95,699	5,520	285	2,282	(611)	103,175
Small Cap Growth Portfolio	100,311	3,680	(22)	6,996	(233)	110,732
Small Cap Value Portfolio	131,836	3,680	117	(1,409)	(347)	133,877

Total	$3,891,355	$184,005	$6,512	$229,159	$(18,600)	$4,292,431

2050 Retirement Portfolio
Bond Portfolio	$372,097	$18,939	$(1,501)	$12,379	$(7,607)	$394,307
Equity Index Portfolio	1,837,771	113,633	11,914	132,917	(49,416)	2,046,819
International Portfolio	762,548	47,347	(2,169)	56,062	(17,826)	845,962
Mid-Cap Equity Index Portfolio	577,803	33,143	2,118	20,271	(13,887)	619,448
Money Market Portfolio	36,148	4,734	44	398	(1,883)	39,441
Small Cap Equity Index Portfolio	135,726	9,469	274	3,054	(3,839)	144,684
Small Cap Growth Portfolio	104,498	4,734	(250)	7,442	(1,769)	114,655
Small Cap Value Portfolio	139,947	4,734	(73)	(1,496)	(1,838)	141,274

Total	$3,966,538	$236,733	$10,357	$231,027	$(98,065)	$4,346,590

2055 Retirement Portfolio
Bond Portfolio	$71,991	$4,868	$(1,580)	$2,204	$1,334	$78,817
Equity Index Portfolio	412,306	32,683	3,044	31,386	(3,326)	476,093
International Portfolio	184,842	14,604	(395)	13,084	238	212,373
Mid-Cap Equity Index Portfolio	140,176	10,431	846	5,003	(938)	155,518
Money Market Portfolio	14,895	695	(56)	169	48	15,751
Small Cap Equity Index Portfolio	23,595	2,086	113	507	(131)	26,170
Small Cap Growth Portfolio	30,863	2,086	(56)	2,123	33	35,049
Small Cap Value Portfolio	36,755	2,086	56	(469)	(76)	38,352

Total	$915,423	$69,539	$1,972	$54,007	$(2,818)	$1,038,123

2060 Retirement Portfolio
Bond Portfolio	$42,847	$4,363	$(23,289)	$24,591	$(2,509)	$46,003
Equity Index Portfolio	313,419	41,013	(66,201)	91,046	(23,091)	356,186
International Portfolio	151,941	19,198	(88,608)	99,652	(10,927)	171,256
Mid-Cap Equity Index Portfolio	104,873	13,089	(112,350)	116,686	(7,556)	114,742
Money Market Portfolio	7,739	873	5	85	(488)	8,214
Small Cap Equity Index Portfolio	23,571	3,490	(43,905)	44,597	(2,042)	25,711
Small Cap Growth Portfolio	25,229	2,618	(24,482)	26,344	(1,520)	28,189
Small Cap Value Portfolio	26,439	2,618	(41,621)	41,406	(1,550)	27,292

Total	$696,058	$87,262	$(400,451)	$444,407	$(49,683)	$777,593

Conservative Allocation Portfolio
Bond Portfolio	$2,296,936	$15,404	$(46,827)	$113,104	$(372,800)	$2,005,817
Equity Index Portfolio	2,356,207	12,838	45,553	113,776	(307,213)	2,221,161
International Portfolio	510,653	2,567	(3,377)	38,034	(61,897)	485,980
Mid-Cap Equity Index Portfolio	530,006	2,567	7,538	11,422	(61,500)	490,033
Mid-Term Bond Portfolio	3,135,902	17,971	(31,721)	97,978	(433,583)	2,786,547

Total	$8,829,704	$51,347	$(28,834)	$374,314	$(1,236,993)	$7,989,538

Moderate Allocation Portfolio
Bond Portfolio	$4,176,564	$27,239	$(27,678)	$151,048	$(215,931)	$4,111,242
Equity Index Portfolio	7,199,587	38,134	55,027	476,155	(307,850)	7,461,053
International Portfolio	2,058,501	10,895	(4,033)	148,317	(86,498)	2,127,182
Mid-Cap Equity Index Portfolio	3,134,304	16,343	20,185	100,528	(131,686)	3,139,674
Mid-Term Bond Portfolio	2,999,697	16,343	(9,430)	75,377	(129,501)	2,952,486

Total	$19,568,653	$108,954	$34,071	$951,425	$(871,466)	$19,791,637

Aggressive Allocation Portfolio
Bond Portfolio	$692,952	$19,335	$(4,191)	$24,048	$(24,403)	$707,741
Equity Index Portfolio	1,622,941	33,837	9,083	112,712	(45,936)	1,732,637
International Portfolio	645,699	14,501	(946)	46,435	(18,621)	687,068
Mid-Cap Equity Index Portfolio	922,168	19,335	5,115	31,160	(26,234)	951,544
Small Cap Growth Portfolio	226,592	4,833	(322)	15,917	(6,205)	240,815
Small Cap Value Portfolio	245,173	4,833	522	(2,680)	(6,390)	241,458

Total	$4,355,525	$96,674	$9,261	$227,592	$(127,789)	$4,561,263